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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823

                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2010 through February 28, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Disciplined
Growth Fund
--------------------------------------------------------------------------------
Semiannual Report | February 28, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   SRSGX
Class C   PRGCX
Class Y   PRGYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              7
Prices and Distributions                                                       8
Performance Update                                                             9
Comparing Ongoing Fund Expenses                                               12
Schedule of Investments                                                       14
Financial Statements                                                          21
Notes to Financial Statements                                                 28
Approval of Investment Advisory Agreement                                     34
Trustees, Officers and Service Providers                                      38


             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets


2     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11
your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     3

Portfolio Management Discussion | 2/28/11

In the following interview, Paul Cloonan, head of equity research, U.S., Ashesh ("Ace") Savla, vice president and senior quantitative research analyst, and Diego Franzin, head of quantitative research and management, discuss the market environment and other factors that affected Pioneer Disciplined Growth Fund's performance over the six months ended February 28, 2011. Mr. Cloonan, Mr. Savla and Mr. Franzin are responsible for the day-to-day management of the Fund.

Q How would you characterize the investment environment for growth stocks during the six-month period ended February 28, 2011, and what was the reason behind their outperformance of value stocks?

A The three best-performing sectors over the six-month period were energy, information technology, and industrials; the latter two sectors represent a much larger weight in the growth-stock universe than in the value-stock universe. The sectors have been benefiting more from the rebound in the global economy and increased capital spending than other sectors such as health care, consumer staples and telecommunication services.

Q  How did the Fund perform over the six months ended February 28, 2011?

A Pioneer Disciplined Growth Fund Class A shares returned 30.80% at net asset value over the six months ended February 28, 2011, while the Fund's benchmark, the Russell 1000 Growth Index, returned 31.04%. Over the same period, the average return of the 866 mutual funds in Lipper's Large Cap Growth Funds category was 29.84%.

Q The Fund performed in line with the benchmark Russell 1000 Growth Index (the Russell Index) over the six-month period ended February 28, 2011, finishing just 0.24% behind the Russell Index return. Could you highlight some of the factors behind the Fund's performance relative to the benchmark?

A Strong stock selection in almost all sectors really kept the Fund in line with the benchmark over the six-month period. Sector allocations detracted from the Fund's performance to some extent.

   Stock selection in information technology was clearly the most significant driver of the Fund's performance over the six-month period. Qualcomm and Oracle were among the Fund's best performers and biggest drivers of performance. In addition, the Fund had large positions in Apple and Google that added to overall returns. The Fund did not have exposure to Cisco, a large name in the Russell Index that performed poorly over the period, which also helped benchmark-relative performance.


4     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

   In materials, Freeport-McMoRan Copper & Gold was one of the better contributors to the Fund's performance due to the continued solid outlook for copper and gold prices.

Q What sector allocations or portfolio holdings disappointed during the six-month period ended February 28, 2011?

A The Fund's holdings and industry weightings within the consumer discretionary sector detracted from performance during the six-month period. We initiated some Fund positions in the autos group, which has weakened recently; and in consumer services, positions in McDonald's and Target underperformed the Russell Index over the six-month period. We continue to hold both positions in the Fund's portfolio, however, as we feel both companies have excellent franchises and strong management teams, while their stocks have traded at attractive valuations.

   In consumer staples, the Fund's position in Wal-Mart Stores lagged the benchmark due to the company's sluggish sales performance. We continue to hold Wal-Mart in the Fund's portfolio due to the company's strong competitive position, and because management has been embarking on new initiatives to improve sales growth.

Q  What is your outlook for 2011?

A We remain optimistic about the prospects for U.S. equities. Valuations are attractive, and we believe that the economy will continue to grow, supported by accommodative monetary policy and improving employment trends. In addition, corporate balance sheets and cash flow are strong, which may lead to increased merger-and-acquisition activity, share repurchases and dividend increases. We believe that large-cap stocks are more attractively valued than small-cap stocks, and so the relative returns of large-cap stocks may improve. While we are generally optimistic, there are risks to the outlook for equities. The fiscal deficits in Europe remain a concern, with potentially negative implications for global growth and the financial markets. In addition, some countries are raising interest rates in response to rising inflation. So far, inflation data in the U.S. has been benign, but any significant uptick in U.S. inflation would be a concern for the markets.


Please refer to the Schedule of Investments on pages 14-20 for a full listing of Fund securities.

Small- and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks,


             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     5
making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

Portfolio Summary | 2/28/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                              94.2%
Temporary Cash Investments                                       2.9%
Depositary Receipts                                              1.9%
Exchange Traded Fund                                             1.0%



Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                          31.3%
Consumer Discretionary                                          14.4%
Industrials                                                     13.4%
Energy                                                          11.9%
Health Care                                                      9.9%
Consumer Staples                                                 9.1%
Materials                                                        4.7%
Financials                                                       4.6%
Telecommunication Services                                       0.7%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    Apple, Inc.                                            4.98%
    2.    Microsoft Corp.                                        3.82
    3.    Google, Inc.                                           3.73
    4.    Oracle Corp.                                           3.72
    5.    Philip Morris International                            3.56
    6.    Qualcomm, Inc.                                         3.20
    7.    United Technologies Corp.                              3.08
    8.    McDonald's Corp.                                       2.81
    9.    Exxon Mobil Corp.                                      2.81
   10.    Freeport-McMoRan Copper & Gold, Inc. (Class B)         2.80

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     7

Prices and Distributions | 2/28/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                             2/28/11             8/31/10
--------------------------------------------------------------------------------
       A                                $ 10.40             $ 8.82
--------------------------------------------------------------------------------
       C                                $ 10.24             $ 8.71
--------------------------------------------------------------------------------
       Y                                $ 10.46             $ 8.86
--------------------------------------------------------------------------------

Distributions per Share: 9/1/10-2/28/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.0286            $ 0.7041          $ 0.3003
--------------------------------------------------------------------------------
       C            $     --            $ 0.7041          $ 0.3003
--------------------------------------------------------------------------------
       Y            $ 0.0555            $ 0.7041          $ 0.3003
--------------------------------------------------------------------------------

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 9-11.


8     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

Performance Update | 2/28/11                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of February 28, 2011)
--------------------------------------------------------------------------------
                                         Net Asset       Public Offering
 Period                                  Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                5.43%           4.24%
 5 Years                                   5.70            4.46
 1 Year                                   26.50           19.18
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                           1.66%           1.25%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MTN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer              Russell
                                Disciplined             1000
                                  Growth               Growth
                                   Fund                 Index
                                   ----                 -----
12/05                               9425                10000
2/06                                9587                10159
2/07                               10762                10977
2/08                               10981                11022
2/09                                6640                 6609
2/10                               10001                10191
2/11                               12651                12733

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     9

Performance Update | 2/28/11                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Growth Fund, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of February 28, 2011)
--------------------------------------------------------------------------------
                                             If          If
 Period                                      Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (7/16/08)                                    6.97%         6.97%
 1 Year                                      25.36         25.36
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
--------------------------------------------------------------------------------
                                             Gross        Net
--------------------------------------------------------------------------------
                                              2.36%         2.15%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MTN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer              Russell
                                Disciplined             1000
                                  Growth               Growth
                                   Fund                 Index
                                   ----                 -----
7/08                               10000                10000
2/09                                6356                 6074
2/10                                9490                 9366
2/11                               11896                11702


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

Performance Update | 2/28/11                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Disciplined Growth Fund, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of February 28, 2011)
--------------------------------------------------------------------------------
                                             If          If
 Period                                      Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                   5.14%         5.14%
 5 Years                                      5.40          5.40
 1 Year                                      27.07         27.07
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
--------------------------------------------------------------------------------
                                             Gross        Net
--------------------------------------------------------------------------------
                                              1.15%         0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MTN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                  Pioneer              Russell
                                Disciplined             1000
                                  Growth               Growth
                                   Fund                 Index
                                   ----                 -----
12/05                           $5,000,000           $5,000,000
2/06                            $5,086,646           $5,079,695
2/07                            $5,674,977           $5,488,733
2/08                            $5,718,356           $5,510,762
2/09                            $3,445,565           $3,304,641
2/10                            $5,207,773           $5,095,422
2/11                            $6,617,593           $6,366,379


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class Y shares for the period prior to the inception of Class Y shares on July 31, 2008, is based on the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares prior to their inception would have been higher than the performance shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2012, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Growth Fund

Based on actual returns from September 1, 2010 through February 28, 2011.


--------------------------------------------------------------------------------
 Share Class                          A                C                Y
--------------------------------------------------------------------------------
 Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 9/1/10
--------------------------------------------------------------------------------
 Ending Account Value             $ 1,308.00       $ 1,302.50       $ 1,312.30
 (after expenses) on 2/28/11
--------------------------------------------------------------------------------
 Expenses Paid                    $     7.22       $    12.34       $     5.22
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.26%, 2.16%, and 0.91% for Class A, Class C, and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the Expenses Paid During Period in the table above.


12     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2010 through February 28, 2011.


--------------------------------------------------------------------------------
 Share Class                          A                C                Y
--------------------------------------------------------------------------------
 Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 9/1/10
--------------------------------------------------------------------------------
 Ending Account Value             $ 1,018.54       $ 1,014.08       $ 1,020.28
 (after expenses) on 2/28/11
--------------------------------------------------------------------------------
 Expenses Paid                    $     6.31       $    10.79       $     4.56
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.26%, 2.16%, and 0.91% for Class A, Class C, and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the Expenses Paid During Period in the table above.


            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     13

Schedule of Investments | 2/28/11 (unaudited)


--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 97.5%
               ENERGY -- 11.8%
               Coal & Consumable Fuels -- 0.5%
     3,200     Peabody Energy Corp.                               $   209,568
--------------------------------------------------------------------------------
               Integrated Oil & Gas -- 3.3%
     2,200     Chevron Corp.                                      $   228,250
    13,200     Exxon Mobil Corp.                                    1,128,996
                                                                  -----------
                                                                  $ 1,357,246
--------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.7%
    23,800     Nabors Industries, Inc.*                           $   677,586
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 3.0%
    17,100     Cameron International Corp.*                       $ 1,011,123
     2,800     National-Oilwell Varco, Inc.                           222,796
                                                                  -----------
                                                                  $ 1,233,919
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 2.7%
     6,900     Apache Corp.                                       $   859,878
     2,200     Pioneer Natural Resources Co.*                         225,148
                                                                  -----------
                                                                  $ 1,085,026
--------------------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 0.6%
    10,300     Tesoro Petroleum Corp.*                            $   244,934
                                                                  -----------
               Total Energy                                       $ 4,808,279
--------------------------------------------------------------------------------
               MATERIALS -- 4.6%
               Diversified Metals & Mining -- 2.8%
    21,300     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 1,127,835
--------------------------------------------------------------------------------
               Industrial Gases -- 1.8%
     8,100     Air Products & Chemicals, Inc.                     $   745,200
                                                                  -----------
               Total Materials                                    $ 1,873,035
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 11.1%
               Aerospace & Defense -- 3.0%
    14,819     United Technologies Corp.                          $ 1,237,979
--------------------------------------------------------------------------------
               Construction & Engineering -- 1.2%
    14,645     KBR, Inc.                                          $   480,356
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 4.7%
    11,600     3M Co.                                             $ 1,069,868
    32,200     Textron, Inc. (b)                                      872,298
                                                                  -----------
                                                                  $ 1,942,166
--------------------------------------------------------------------------------
               Industrial Machinery -- 2.2%
     9,400     Crane Co.                                          $   444,056
     5,500     SPX Corp.                                              438,680
                                                                  -----------
                                                                  $   882,736
                                                                  -----------
               Total Capital Goods                                $ 4,543,237
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
               TRANSPORTATION -- 2.1%
               Railroads -- 2.1%
     9,000     Union Pacific Corp.                                $   858,690
                                                                  -----------
               Total Transportation                               $   858,690
--------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 1.5%
               Auto Parts & Equipment -- 0.8%
     1,500     BorgWarner, Inc.*                                  $   116,415
     1,000     Lear Corp.*                                            105,800
     1,900     Magna International, Inc.                               93,784
                                                                  -----------
                                                                  $   315,999
--------------------------------------------------------------------------------
               Automobile Manufacturers -- 0.7%
    20,500     Ford Motor Corp.*                                  $   308,525
                                                                  -----------
               Total Automobiles & Components                     $   624,524
--------------------------------------------------------------------------------
               CONSUMER SERVICES -- 4.6%
               Restaurants -- 4.6%
    14,937     McDonald's Corp.                                   $ 1,130,432
    23,000     Starbucks Corp.                                        758,540
                                                                  -----------
                                                                  $ 1,888,972
                                                                  -----------
               Total Consumer Services                            $ 1,888,972
--------------------------------------------------------------------------------
               MEDIA -- 1.9%
               Cable & Satellite -- 1.9%
    30,100     Comcast Corp.                                      $   775,376
                                                                  -----------
               Total Media                                        $   775,376
--------------------------------------------------------------------------------
               RETAILING -- 6.1%
               Department Stores -- 1.3%
    21,800     Macy's, Inc.                                       $   521,020
--------------------------------------------------------------------------------
               General Merchandise Stores -- 2.9%
     8,000     Family Dollar Stores, Inc.                         $   400,640
    15,400     Target Corp.                                           809,270
                                                                  -----------
                                                                  $ 1,209,910
--------------------------------------------------------------------------------
               Internet Retail -- 1.9%
     4,400     Amazon.com, Inc.*                                  $   762,476
                                                                  -----------
               Total Retailing                                    $ 2,493,406
--------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 2.0%
               Hypermarkets & Supercenters -- 2.0%
    15,974     Wal-Mart Stores, Inc.                              $   830,329
                                                                  -----------
               Total Food & Drug Retailing                        $   830,329
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 6.9%
               Distillers & Vintners -- 1.8%
    36,400     Constellation Brands, Inc.*                        $   739,648
--------------------------------------------------------------------------------
               Packaged Foods & Meats -- 1.6%
    12,716     Hershey Foods Corp.                                $   665,301
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     15

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
               Tobacco -- 3.5%
    22,800     Philip Morris International                        $ 1,431,384
                                                                  -----------
               Total Food, Beverage & Tobacco                     $ 2,836,333
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 5.0%
               Health Care Distributors -- 1.6%
    15,300     Cardinal Health, Inc.                              $   637,092
--------------------------------------------------------------------------------
               Health Care Services -- 1.5%
     9,600     Medco Health Solutions, Inc.*                      $   591,744
--------------------------------------------------------------------------------
               Managed Health Care -- 1.9%
    18,628     United Healthcare Group, Inc.                      $   793,180
                                                                  -----------
               Total Health Care Equipment & Services             $ 2,022,016
--------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 4.8%
               Biotechnology -- 3.4%
     9,886     Alexion Pharmaceuticals, Inc.*                     $   951,824
     8,174     Amgen, Inc.*                                           419,571
                                                                  -----------
                                                                  $ 1,371,395
--------------------------------------------------------------------------------
               Pharmaceuticals -- 1.4%
    22,500     Bristol-Myers Squibb Co.                           $   580,725
                                                                  -----------
               Total Pharmaceuticals & Biotechnology              $ 1,952,120
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 2.2%
               Asset Management & Custody Banks -- 2.2%
     7,300     Franklin Resources, Inc.                           $   917,026
                                                                  -----------
               Total Diversified Financials                       $   917,026
--------------------------------------------------------------------------------
               INSURANCE -- 1.3%
               Property & Casualty Insurance -- 1.3%
     8,200     ACE, Ltd.                                          $   518,650
                                                                  -----------
               Total Insurance                                    $   518,650
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 14.1%
               Application Software -- 2.0%
    11,725     Citrix Systems, Inc.*                              $   822,626
--------------------------------------------------------------------------------
               Internet Software & Services -- 3.7%
     2,445     Google, Inc.*                                      $ 1,499,763
--------------------------------------------------------------------------------
               Systems Software -- 8.4%
    57,821     Microsoft Corp.                                    $ 1,536,882
    45,454     Oracle Corp.                                         1,495,437
     7,200     Rovi Corp.*                                            399,024
                                                                  -----------
                                                                  $ 3,431,343
                                                                  -----------
               Total Software & Services                          $ 5,753,732
--------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 12.8%
               Communications Equipment -- 3.2%
    21,600     Qualcomm, Inc.                                     $ 1,286,928
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

----------------------------------------------------------------------------------
 Shares                                                                Value
----------------------------------------------------------------------------------
               Computer Hardware -- 6.4%
     5,666     Apple, Inc.*                                            $ 2,001,288
    39,700     Dell, Inc.*                                                 628,451
                                                                       -----------
                                                                       $ 2,629,739
----------------------------------------------------------------------------------
               Electronic Equipment & Instruments -- 1.6%
    20,000     Flir Systems, Inc.                                      $   646,000
----------------------------------------------------------------------------------
               Office Electronics -- 1.6%
    59,700     Xerox Corp.                                             $   641,775
                                                                       -----------
               Total Technology Hardware & Equipment                   $ 5,204,442
----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 4.0%
               Semiconductor Equipment -- 2.0%
    18,500     ASM Lithography Holdings NV (A.D.R.)                    $   806,600
----------------------------------------------------------------------------------
               Semiconductors -- 2.0%
    45,200     Marvell Technology Group, Ltd.*                         $   826,256
                                                                       -----------
               Total Semiconductors                                    $ 1,632,856
----------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 0.7%
               Integrated Telecommunication Services -- 0.7%
     7,600     Verizon Communications, Inc.                            $   280,592
                                                                       -----------
               Total Telecommunication Services                        $   280,592
----------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $31,269,124)                                      $39,813,615
----------------------------------------------------------------------------------
               EXCHANGE TRADED FUND -- 1.0%
     6,600     iShares Dow Jones U.S. Real Estate Index Fund (b)       $   399,828
----------------------------------------------------------------------------------
               TOTAL EXCHANGE TRADED FUND
               (Cost $357,713)                                         $   399,828
----------------------------------------------------------------------------------


----------------------------------------------------------------------------------
Principal
Amount
----------------------------------------------------------------------------------
             TEMPORARY CASH INVESTMENTS -- 3.0%
             Securities Lending Collateral -- 3.0% (c)
             Certificates of Deposit:
 $28,633     Banco Santander NY, 0.49%, 3/14/11                        $    28,633
  35,791     Bank of Nova Scotia, 0.33%, 9/29/11                            35,791
  28,637     BBVA Group NY, 0.37%, 3/8/11                                   28,637
  25,054     BBVA Group NY, 0.86%, 7/26/11                                  25,054
   7,158     BBVA Group NY, 0.45%, 3/14/11                                   7,158
  35,791     BNP Paribas Bank NY, 0.34%, 5/9/11                             35,791
  35,791     Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11          35,791
  35,791     DnB NOR Bank ASA NY, 0.25%, 3/7/11                             35,791
  17,895     National Australia Bank NY, 0.32%, 10/19/11                    17,895
  35,791     Nordea NY, 0.3%, 4/13/11                                       35,791
  35,791     RaboBank Netherland NV NY, 0.33%, 8/8/11                       35,791
  35,791     Royal Bank of Canada NY, 0.4%, 12/2/11                         35,791

The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     17

--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
              Certificates of Deposit -- (continued):
  $35,791     Skandinav Enskilda Bank NY, 0.38%, 6/7/11                $  35,791
   35,791     Svenska NY, 0.28%, 5/12/11                                  35,791
   35,791     Westpac Banking Corp. NY, 0.4%, 12/6/11                     35,791
                                                                       ---------
                                                                       $ 465,287
--------------------------------------------------------------------------------
              Commercial Paper:
   14,317     American Honda Finance, 0.35%, 1/11/12                   $  14,317
   14,351     American Honda Finance, 1.05%, 6/20/11                      14,351
   13,135     Australia & New Zealand Banking Group, 0.91%, 8/4/11        13,135
   36,416     Caterpillar Financial Services Corp., 1.05%, 6/24/11        36,416
   18,383     FAIRPP, 0.27%, 3/7/11                                       18,383
   35,793     Federal Home Loan Bank, 0.33%, 6/1/11                       35,793
    3,578     General Electric Capital Corp., 0.38%, 6/6/11                3,578
   17,899     General Electric Capital Corp., 0.39%, 4/28/11              17,899
   28,619     HSBC, 0.25%, 5/11/11                                        28,619
   17,195     JPMorgan Chase & Co., 0.43%, 12/21/11                       17,195
   12,555     JPMorgan Chase & Co., 1.05%, 6/13/11                        12,555
   35,789     OLDLLC, 0.27%, 3/11/11                                      35,789
   17,888     SOCNAM, 0.37%, 4/14/11                                      17,888
   17,884     SOCNAM, 0.37%, 5/3/11                                       17,884
   35,791     Toyota Motor Credit Corp., 0.4%, 9/8/11                     35,791
   21,467     VARFUN, 0.27%, 4/20/11                                      21,467
   21,475     Wachovia, 0.40%, 3/22/11                                    21,475
   14,324     Wachovia, 0.43%, 10/15/11                                   14,324
                                                                       ---------
                                                                       $ 376,859
--------------------------------------------------------------------------------
              Tri-party Repurchase Agreements:
   50,956     Barclays Capital Plc, 0.18%, 3/1/11                      $  50,956
   71,583     Deutsche Bank Securities, Inc., 0.17%, 3/1/11               71,583
   71,583     HSBC Bank USA NA, 0.18%, 3/1/11                             71,583
   71,583     RBS Securities, Inc., 0.18%, 3/1/11                         71,583
                                                                       ---------
                                                                       $ 265,705
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Shares
--------------------------------------------------------------------------------
               Money Market Mutual Funds:
  53,687       Dreyfus Preferred Money Market Fund                   $    53,687
  53,687       Fidelity Prime Money Market Fund                           53,687
                                                                     -----------
                                                                     $   107,374
                                                                     -----------
               Total Securities Lending Collateral                   $ 1,215,225
--------------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $1,215,225)                                     $ 1,215,225
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 101.5%
            (Cost $32,842,062)(a)                                   $41,428,668
--------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (1.5)%                  $  (609,367)
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                              $40,819,301
================================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.


(a) At February 28, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $32,849,525 was as follows:



          Aggregate gross unrealized gain for all investments in which there is an
            excess of value over tax cost                                              $8,849,928
          Aggregate gross unrealized loss for all investments in which there is an
            excess of tax cost over value                                                (270,785)
                                                                                       ----------
          Net unrealized gain                                                          $8,579,143
                                                                                       ==========

(b)      At February 28, 2011, the following securities were out on loan:



--------------------------------------------------------------------------------
 Shares      Security                                          Value
--------------------------------------------------------------------------------
  30,000     Textron, Inc.                                     $  812,700
   6,300     iShares Dow Jones U.S. Real Estate Index Fund        381,654
--------------------------------------------------------------------------------
             Total                                             $1,194,354
================================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2011 aggregated $19,543,168 and $18,351,459, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     19

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund's assets:



----------------------------------------------------------------------------------------
                                Level 1          Level 2        Level 3      Total
----------------------------------------------------------------------------------------
 Common Stocks                  $39,813,615      $       --         $--      $39,813,615
 Exchange Traded Fund               399,828              --          --          399,828
 Temporary Cash Investments              --       1,107,851          --        1,107,851
 Money Market Mutual Funds          107,374              --          --          107,374
----------------------------------------------------------------------------------------
 Total                          $40,320,817      $1,107,851         $--      $41,428,668
========================================================================================


The accompanying notes are an integral part of these financial statements.

20     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

Statement of Assets and Liabilities | 2/28/11 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of
   $1,194,354) (cost $32,842,062)                                    $41,428,668
  Cash                                                                   663,663
  Receivables --
   Fund shares sold                                                       64,561
   Dividends                                                              61,754
  Other                                                                   23,049
--------------------------------------------------------------------------------
     Total assets                                                    $42,241,695
--------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                           $   171,991
   Upon return of securities loaned                                    1,215,225
  Due to affiliates                                                        3,710
  Accrued expenses                                                        31,468
--------------------------------------------------------------------------------
     Total liabilities                                               $ 1,422,394
--------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                    $29,854,762
  Undistributed net investment income                                     29,297
  Accumulated net realized gain on investments                         2,348,636
  Net unrealized gain on investments                                   8,586,606
--------------------------------------------------------------------------------
     Total net assets                                                $40,819,301
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $4,792,382/460,606 shares)                       $     10.40
  Class C (based on $869,967/84,917 shares)                          $     10.24
  Class Y (based on $35,156,952/3,362,611 shares)                    $     10.46
MAXIMUM OFFERING PRICE:
  Class A ($10.40 [divided by] 94.25%)                               $     11.03
================================================================================


The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     21

Statement of Operations (unaudited)

For the Six Months Ended 2/28/11



INVESTMENT INCOME:
  Dividends                                                          $253,480
  Income from securities loaned, net                                      391
----------------------------------------------------------------------------------------------
     Total investment income                                                        $  253,871
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                    $119,035
  Transfer agent fees
   Class A                                                              1,624
   Class C                                                                642
   Class Y                                                                320
  Distribution fees
   Class A                                                              3,331
   Class C                                                              2,226
  Shareholder communications expense                                    1,324
  Administrative reimbursements                                         5,832
  Custodian fees                                                        4,022
  Registration fees                                                    29,321
  Professional fees                                                    20,059
  Printing expense                                                      4,114
  Fees and expenses of nonaffiliated trustees                           3,671
  Miscellaneous                                                         2,073
----------------------------------------------------------------------------------------------
   Total expenses                                                                   $  197,594
   Less fees waived and expenses reimbursed by Pioneer Investment
     Management, Inc.                                                                  (24,724)
----------------------------------------------------------------------------------------------
   Net expenses                                                                     $  172,870
----------------------------------------------------------------------------------------------
     Net investment income                                                          $   81,001
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                  $2,464,819
----------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                      $6,989,152
----------------------------------------------------------------------------------------------
  Net gain on investments                                                           $9,453,971
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                              $9,534,972
==============================================================================================

The accompanying notes are an integral part of these financial statements.

22     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

Statements of Changes in Net Assets

For the Six Months Ended 2/28/11 and the Year Ended 8/31/10, respectively


------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            2/28/11           Year Ended
                                                            (unaudited)       8/31/10
------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $    81,001       $   219,352
Net realized gain on investments                              2,464,819         3,970,790
Change in net unrealized gain on investments                  6,989,152        (2,313,496)
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 9,534,972       $ 1,876,646
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.03 and $0.03 per share, respectively)        $    (7,817)      $    (2,401)
   Class Y ($0.06 and $0.04 per share, respectively)           (190,573)         (145,392)
Net realized gain:
   Class A ($1.00 and $0.22 per share, respectively)           (235,344)          (18,710)
   Class C ($1.00 and $0.22 per share, respectively)            (38,263)           (6,699)
   Class Y ($1.00 and $0.22 per share, respectively)         (3,283,056)         (719,567)
------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $(3,755,053)      $  (892,769)
------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 7,215,201       $ 5,148,984
Reinvestment of distributions                                   204,227             8,461
Cost of shares repurchased                                   (3,386,163)       (4,230,421)
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                                $ 4,033,265       $   927,024
------------------------------------------------------------------------------------------
   Net increase in net assets                               $ 9,813,184       $ 1,910,901
NET ASSETS:
Beginning of period                                          31,006,117        29,095,216
------------------------------------------------------------------------------------------
End of period                                               $40,819,301       $31,006,117
------------------------------------------------------------------------------------------
Undistributed net investment income                         $    29,297       $   146,686
==========================================================================================

The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     23

------------------------------------------------------------------------------------------
                            '11 Shares       '11 Amount       '10 Shares       '10 Amount
                            (unaudited)      (unaudited)
------------------------------------------------------------------------------------------
Class A
Shares sold                     439,444      $4,426,544            63,227      $  580,772
Reinvestment of
  distributions                   2,502           7,817               814           7,432
Less shares repurchased         (90,482)       (921,146)          (32,509)       (312,703)
------------------------------------------------------------------------------------------
   Net increase                 351,464      $3,513,215            31,532      $  275,501
==========================================================================================
Class C
Shares sold                      51,229      $  511,097            10,745      $   98,136
Reinvestment of
  distributions                      --              --               114           1,029
Less shares repurchased          (3,114)        (29,945)           (3,919)        (35,694)
------------------------------------------------------------------------------------------
   Net increase                  48,115      $  481,152             6,940      $   63,471
==========================================================================================
Class Y
Shares sold                     248,704      $2,470,890           492,149      $4,470,076
Reinvestment of
  distributions                     322           3,080                --              --
Less shares repurchased        (240,497)     (2,435,072)         (405,802)     (3,882,024)
------------------------------------------------------------------------------------------
   Net increase                   8,529      $   38,898            86,347      $  588,052
==========================================================================================

The accompanying notes are an integral part of these financial statements.

24     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

Financial Highlights

                                                     Six Months
                                                     ended                                                              12/15/05 (a)
                                                     2/28/11       Year Ended   Year Ended    Year Ended   Year Ended   to
                                                     (unaudited)   8/31/10      8/31/09       8/31/08      8/31/07      8/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                 $   8.82       $  8.59     $    9.98     $  12.25    $  10.18      $  10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                               $  (0.01)      $  0.03     $    0.02     $   0.02    $   0.01      $   0.02
 Net realized and unrealized gain (loss)
  on investments                                         2.62          0.45         (1.39)       (1.12)       2.09          0.16
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
 operations                                          $   2.61       $  0.48     $   (1.37)    $  (1.10)   $   2.10      $   0.18
Distributions to shareowners:
 Net investment income                                  (0.03)        (0.03)        (0.02)          --       (0.03)           --
 Net realized gain                                      (1.00)        (0.22)           --        (1.17)         --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $   1.58       $  0.23     $   (1.39)    $  (2.27)   $   2.07      $   0.18
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  10.40       $  8.82     $    8.59     $   9.98    $  12.25      $  10.18
====================================================================================================================================
Total return*                                           30.80%         5.48%       (13.64)%     (10.03)%     20.69%         1.80%(b)
Ratio of net expenses to average net assets              1.25%**       1.25%         1.25%        1.25%       1.25%         1.25%**
Ratio of net investment income to average
 net assets                                              0.21%**       0.39%         0.39%        0.22%       0.09%         0.30%**
Portfolio turnover rate                                   104%**        104%          106%          92%         95%           73%(b)
Net assets, end of period (in thousands)             $  4,792       $   962     $     667     $    551    $    613      $    509
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for
 fees paid indirectly:
 Net expenses                                            1.53%**       1.66%        10.79%       16.35%      13.49%        21.63%**
 Net investment loss                                    (0.07)%**     (0.02)%       (9.15)%     (14.88)%    (12.15)%      (20.08)%**
====================================================================================================================================

(a) The Fund commenced operations on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11    25

                                                                   Six Months
                                                                   ended                                              7/17/08 (a)
                                                                   2/28/11            Year Ended      Year Ended      to
                                                                   (unaudited)        8/31/10         8/31/09         8/31/08
------------------------------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period                               $   8.71           $  8.54        $   9.97         $  9.74
------------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment loss                                               $  (0.05)          $ (0.05)       $  (0.03)        $ (0.00)(c)
  Net realized and unrealized gain (loss) on
    investments                                                         2.58              0.44          ( 1.40)           0.23
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                                         $   2.53           $  0.39        $  (1.43)        $  0.23
 Distributions to shareowners:
  Net realized gain                                                    (1.00)            (0.22)             --              --
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                         $   1.53           $  0.17        $  (1.43)        $  0.23
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $  10.24           $  8.71        $   8.54         $  9.97
====================================================================================================================================
 Total return*                                                         30.25%             4.49%         (14.34)%          2.36%(b)
 Ratio of net expenses to average net assets                            2.15%**           2.11%           2.15%           1.83%* *
 Ratio of net investment loss to average net
  assets                                                               (0.70)%**         (0.48)%        ( 0.52)%         (0.05)%**
 Portfolio turnover rate                                                 104%**            104%            106%             92%(b)
 Net assets, end of period (in thousands)                           $    870           $   320        $    255         $   256
 Ratios with no waiver of fees and
  assumption of expenses by the Adviser
  and no reduction for fees paid indirectly:
  Net expenses                                                          2.36%**           2.36%          11.44%          30.50%* *
  Net investment loss                                                  (0.91)%**         (0.73)%         (9.82)%        (28.72)%**
====================================================================================================================================

(a) Class C shares were first publicly offered on July 17, 2008.
(b) Not annualized.
(c) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

26     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Six Months
                                                                      ended                                           7/31/08 (a)
                                                                      2/28/11         Year Ended      Year Ended      to
                                                                      (unaudited)     8/31/10         8/31/09         8/31/08
------------------------------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                                   $  8.86          $ 8.62         $   9.98         $  9.87
------------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income                                                 $  0.03          $ 0.07         $   0.03         $  0.01
  Net realized and unrealized gain (loss) on
    investments                                                            2.63            0.43            (1.37)           0.10
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                                             $  2.66          $ 0.50         $  (1.34)        $  0.11
 Distributions to shareowners:
  Net investment income                                                   (0.06)          (0.04)           (0.02)             --
  Net realized gain                                                       (1.00)          (0.22)              --              --
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                             $  1.60          $ 0.24         $  (1.36)        $  0.11
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                         $ 10.46          $ 8.86         $   8.62         $  9.98
====================================================================================================================================
 Total return*                                                            31.23%           5.78%          (13.34)%          1.11%(b)
 Ratio of net expenses to average net assets                               0.90%**         0.90%            0.90%           0.90%**
 Ratio of net investment income to average
  net assets                                                               0.48%**         0.72%            0.88%           1.60%**
 Portfolio turnover rate                                                    104%**          104%             106%             92%(b)
 Net assets, end of period (in thousands)                               $35,157         $29,723         $ 28,173         $   253
 Ratios with no waiver of fees and
  assumption of expenses by the Adviser
  and no reduction for fees paid indirectly:
  Net expenses                                                             1.02%**         1.15%            1.70%          20.69%**
  Net investment income (loss)                                             0.35%**         0.47%            0.07%         (18.19)%**
====================================================================================================================================

(a) Class Y shares were first publicly offered on July 31, 2008.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     27

Notes to Financial Statements | 2/28/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Disciplined Growth Fund, formerly Pioneer Research Growth Fund (the
Fund), is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. The Fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class C shares were first publicly offered on July 17, 2008. Class Y shares were first publicly offered on July 31, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts


28     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11
of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At February 28, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     29

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2010 was as follows:



   -----------------------------------------------------------------------------
                                                                            2010
   -----------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                      $884,001
   Long-term capital gain                                                  8,768
   -----------------------------------------------------------------------------
     Total                                                              $892,769
   =============================================================================

   The following shows the components of distributable earnings on a federal income tax-basis at August 31, 2010:



   -----------------------------------------------------------------------------
                                                                            2010
   -----------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                      $2,636,857
   Undistributed long-term gain                                          957,772
   Unrealized appreciation                                             1,589,991
   -----------------------------------------------------------------------------
     Total                                                            $5,184,620
   =============================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax-basis adjustments on partnerships.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $1,327 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2011.


30     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     31

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. For the six months ended February 28, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, and 0.90% of the average daily net assets attributable to Class A, Class C, and Class Y shares, respectively. Expenses waived during the six months ended February 28, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through January 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,051 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2011, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                  $1,291
 Class C                                                                      20
 Class Y                                                                      13
--------------------------------------------------------------------------------
  Total                                                                   $1,324
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,493 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2011.


32     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $166 in distribution fees payable to PFD at February 28, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2011, CDSCs in the amount of $5 were paid to PFD.


5. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     33

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Disciplined Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


34     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2010, and in the second quintile of its Morningstar category for the three year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the second quintile relative to its Strategic Insight peer group for the comparable period.


            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     35

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


36     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     37

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


38     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

                           This page for your notes.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     39

                           This page for your notes.

40     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

                           This page for your notes.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     41

                           This page for your notes.

42     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

                           This page for your notes.

            Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11     43

                           This page for your notes.

44     Pioneer Disciplined Growth Fund | Semiannual Report | 2/28/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Pioneer Disciplined
Value Fund


--------------------------------------------------------------------------------
Semiannual Report | February 28, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   SERSX
Class C   PRVCX
Class Y   PRUYX




[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              6

Prices and Distributions                                                       7

Performance Update                                                             8

Comparing Ongoing Fund Expenses                                               11

Schedule of Investments                                                       13

Financial Statements                                                          20

Notes to Financial Statements                                                 27

Approval of Investment Advisory Agreement                                     33

Trustees, Officers and Service Providers                                      37


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets


2     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11
your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     3

Portfolio Management Discussion | 2/28/11

In the following interview, Paul Cloonan, head of equity research, U.S., Ashesh ("Ace") Savla, vice president and senior quantitative research analyst, and Diego Franzin, head of quantitative research and management, discuss the market environment and other factors that affected Pioneer Disciplined Value Fund's performance over the six months ended February 28, 2011. Mr. Cloonan, Mr. Savla and Mr. Franzin are responsible for the day-to-day management of the Fund.

Q While value stocks fared quite well over the six months ended February 28, 2011, growth stocks outperformed during the period. What was the main reason behind value stocks' underperformance of growth stocks?

A The three best-performing sectors over the six-month period were energy, information technology, and industrials; the latter two sectors represent a much larger weight in the growth-stock universe than in the value-stock universe. The sectors have been benefiting more from the rebound in the global economy and increased capital spending than other sectors such as health care, consumer staples and telecommunication services.

Q  How did the Fund perform over the six months ended February 28, 2011?

A Pioneer Disciplined Value Fund Class A shares returned 23.45% at net asset value over the six months ended February 28, 2011, while the Fund's benchmark, the Russell 1000 Value Index, returned 26.30%. Over the same period, the average return of the 511 mutual funds in Lipper's Large Cap Value Funds category was 26.81%.

Q Despite a strong overall return, the Fund underperformed the Russell 1000 Value Index (the Russell Index) over the six-month period ended February 28, 2011. Could you highlight some of the factors and investment decisions behind the Fund's underperformance?

A The Fund's portfolio was more weighted to large-cap stocks than the Russell Index during the six-month period. The positioning hindered benchmark-relative performance as small-cap names continued to rally.

   As for sector allocations and stock selection, health care was the Fund's predominant underperforming sector, as positions in Bristol-Myers Squibb, Amgen, and Merck all detracted from Fund performance. In information technology, Marvell Semiconductor was a big underperformer during the period, as business conditions remained more sluggish than expected in the company's storage and communications businesses. We ultimately sold the Fund's position in Marvell. In utilities, PPL was the largest detractor from


4     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11
   the Fund's relative performance in the sector, as the company announced a major acquisition. We continue to have a favorable view of the acquisition, however, and we retained the Fund's position in PPL.

Q What portfolio holdings contributed most to the Fund's performance during the six-month period ended February 28, 2011?

A In financials, the Fund's position in TD Ameritrade performed well, as the rebound in the equity market drove more trading activity. In consumer discretionary (media), CBS performed well, benefiting from a strong rebound in television advertising revenues.

Q  What is your outlook for 2011?

A We remain optimistic about the prospects for U.S. equities. Valuations are attractive, and we believe that the economy will continue to grow, supported by accommodative monetary policy and improving employment trends. In addition, corporate balance sheets and cash flow are strong, which may lead to increased merger-and-acquisition activity, share repurchases and dividend increases. We believe that large-cap stocks are more attractively valued than small-cap stocks, and so the relative returns of large-cap stocks may improve. While we are generally optimistic, there are risks to the outlook for equities. The fiscal deficits in Europe remain a concern, with potentially negative implications for global growth and the financial markets. In addition, some countries are raising interest rates in response to rising inflation. So far, inflation data in the U.S. has been benign, but any significant uptick in U.S. inflation would be a concern for the markets.

Please refer to the Schedule of Investments on pages 13-19 for a full listing of Fund securities.

Small- and mid-sized companies may offer the potential for higher returns but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities, and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     5

Portfolio Summary | 2/28/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                           91.5%
Temporary Cash Investments                                    5.2%
Exchange Traded Index Fund                                    3.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                   28.2%
Energy                                                       13.7%
Health Care                                                  12.0%
Consumer Staples                                              9.4%
Industrials                                                   9.1%
Consumer Discretionary                                        8.2%
Utilities                                                     6.2%
Information Technology                                        5.0%
Telecommunication Services                                    4.9%
Materials                                                     3.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    JPMorgan Chase & Co.                                  4.04%
 2.    Procter & Gamble Co.                                  3.80
 3.    iShares Dow Jones U.S. Real Estate Index Fund         3.51
 4.    Verizon Communications, Inc.                          3.10
 5.    Apache Corp.                                          2.83
 6.    Chevron Corp.                                         2.67
 7.    Bristol Myers Squibb Co.                              2.30
 8.    Union Pacific Corp.                                   2.27
 9.    Amgen, Inc.                                           2.26
10.    United Healthcare Group, Inc.                         2.25

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


6     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Prices and Distributions | 2/28/11

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class                   2/28/11                    8/31/10
       A                      $8.86                      $7.95
--------------------------------------------------------------------------------
       C                      $8.91                      $7.96
--------------------------------------------------------------------------------
       Y                      $8.98                      $8.05
--------------------------------------------------------------------------------

Distributions per Share: 9/1/10-2/28/11
--------------------------------------------------------------------------------

                  Net Investment        Short-Term         Long-Term
      Class          Income           Capital Gains      Capital Gains
       A             $0.0718             $0.6013            $0.1880
--------------------------------------------------------------------------------
       C             $0.0048             $0.6013            $0.1880
--------------------------------------------------------------------------------
       Y             $0.0973             $0.6013            $0.1880
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 8-10.


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     7

Performance Update | 2/28/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2011)
--------------------------------------------------------------------------------
                                          Net Asset       Public Offering
Period                                    Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                 3.14%           1.98%
5 Years                                    2.39            1.19
1 Year                                    17.53           10.77
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2010)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                           1.76%          1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer         Russell
             Disciplined     1000
             Value Fund      Value Index
12/05           9425          10000
 2/06           9781          10452
 2/07          11164          12188
 2/08          10780          11224
 2/09           6500           5909
 2/10           9520           9248
 2/11          11190          11297

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


8     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Performance Update | 2/28/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2011)
--------------------------------------------------------------------------------
                                            If          If
Period                                      Held        Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/16/08)                                    3.66%       3.66%
1 Year                                      16.56       16.56
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2010)
--------------------------------------------------------------------------------
                                            Gross       Net
--------------------------------------------------------------------------------
                                             2.40%       2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer         Russell
             Disciplined     1000
             Value Fund      Value Index
7/08           10000           10000
2/09            6408            5623
2/10            9297            8800
2/11           10837           10750

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


              Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     9

Performance Update | 2/28/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Disciplined Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2011)
--------------------------------------------------------------------------------
                                            If            If
Period                                      Held          Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                   2.84%         2.84%
5 Years                                      2.10          2.10
1 Year                                      17.90         17.90
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2010)
--------------------------------------------------------------------------------
                                            Gross         Net
--------------------------------------------------------------------------------
                                             1.22%         0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                  Pioneer         Russell
                  Disciplined     1000
                  Value Fund      Value Index
12/31/2005        $5,000,000      $5,000,000
 2/28/2006        $5,186,869      $5,225,895
 2/28/2007        $5,883,751      $6,093,933
 2/29/2008        $5,610,826      $5,611,884
 2/28/2009        $3,372,768      $2,954,584
 2/28/2010        $4,957,021      $4,623,823
 2/28/2011        $5,844,259      $5,648,632

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class Y shares for the period prior to the inception of Class Y shares on July 31, 2008, is based on the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares prior to their inception would have been higher than the performance shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2012, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on actual returns from September 1, 2010, through February 28, 2011.

Actual
Share Class                           A               C               Y
 Beginning Account                $1,000.00       $1,000.00       $1,000.00
 Value on 9/1/10
--------------------------------------------------------------------------------
 Ending Account Value             $1,234.50       $1,230.10       $1,237.60
 (after expenses) on 2/28/11
--------------------------------------------------------------------------------
 Expenses Paid                        $6.93          $11.45           $4.99
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.07%, and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2010, through February 28, 2011.

Hypothetical
Share Class                           A               C               Y
 Beginning Account                $1,000.00       $1,000.00       $1,000.00
 Value on 9/1/10
--------------------------------------------------------------------------------
 Ending Account Value             $1,018.60       $1,014.53       $1,020.33
 (after expenses) on 2/28/11
--------------------------------------------------------------------------------
 Expenses Paid                        $6.26          $10.34           $4.51
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.07%, and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


12     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Schedule of Investments | 2/28/11 (unaudited)

Shares                                                         Value
            COMMON STOCKS -- 95.7%
            ENERGY -- 13.6%
            Coal & Consumable Fuels -- 0.5%
  2,800     Peabody Energy Corp.                               $   183,372
--------------------------------------------------------------------------
            Integrated Oil & Gas -- 2.7%
  9,200     Chevron Corp.                                      $   954,500
--------------------------------------------------------------------------
            Oil & Gas Drilling -- 1.8%
 22,300     Nabors Industries, Inc.*                           $   634,881
--------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 0.8%
  3,600     National-Oilwell Varco, Inc.                       $   286,452
--------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 5.4%
  8,100     Apache Corp.                                       $ 1,009,422
  8,269     Devon Energy Corp.                                     756,117
  1,900     Pioneer Natural Resources Co.*                         194,446
                                                               -----------
                                                               $ 1,959,985
--------------------------------------------------------------------------
            Oil & Gas Refining & Marketing -- 0.6%
  9,000     Tesoro Petroleum Corp.*                            $   214,020
--------------------------------------------------------------------------
            Oil & Gas Storage & Transportation -- 1.8%
 35,200     El Paso Corp.                                      $   654,720
                                                               -----------
            Total Energy                                       $ 4,887,930
--------------------------------------------------------------------------
            MATERIALS -- 3.2%
            Diversified Metals & Mining -- 1.6%
 11,200     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   593,040
--------------------------------------------------------------------------
            Paper Packaging -- 1.6%
 19,800     Packaging Corp. of America                         $   570,042
                                                               -----------
            Total Materials                                    $ 1,163,082
--------------------------------------------------------------------------
            CAPITAL GOODS -- 6.8%
            Aerospace & Defense -- 2.0%
  8,704     United Technologies Corp.                          $   727,132
--------------------------------------------------------------------------
            Construction & Engineering -- 1.1%
 11,800     KBR Inc.                                           $   387,040
--------------------------------------------------------------------------
            Industrial Conglomerates -- 3.7%
  7,700     3M Co.                                             $   710,171
 23,000     Textron, Inc. (b)                                      623,070
                                                               $ 1,333,241
                                                               -----------
            Total Capital Goods                                $ 2,447,413
--------------------------------------------------------------------------
            TRANSPORTATION -- 2.2%
            Railroads -- 2.2%
  8,500     Union Pacific Corp.                                $   810,985
                                                               -----------
            Total Transportation                               $   810,985
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     13

Shares                                                 Value
            CONSUMER SERVICES -- 1.4%
            Restaurants -- 1.4%
  6,512     McDonald's Corp.                           $   492,828
                                                       -----------
            Total Consumer Services                    $   492,828
------------------------------------------------------------------
            MEDIA -- 5.3%
            Broadcasting -- 2.1%
 31,900     CBS Corp. (Class B)                        $   761,134
------------------------------------------------------------------
            Cable & Satellite -- 1.3%
 17,600     Comcast Corp.                              $   453,376
------------------------------------------------------------------
            Movies & Entertainment -- 1.9%
 15,500     Viacom, Inc. (Class B)                     $   692,230
                                                       -----------
            Total Media                                $ 1,906,740
------------------------------------------------------------------
            RETAILING -- 1.5%
            Department Stores -- 1.5%
 22,300     Macy's, Inc.                               $   532,970
                                                       -----------
            Total Retailing                            $   532,970
------------------------------------------------------------------
            FOOD & DRUG RETAILING -- 1.6%
            Hypermarkets & Supercenters -- 1.6%
 11,200     Wal-Mart Stores, Inc.                      $   582,176
                                                       -----------
            Total Food & Drug Retailing                $   582,176
------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 4.0%
            Distillers & Vintners -- 2.0%
 35,600     Constellation Brands, Inc.*                $   723,392
------------------------------------------------------------------
            Tobacco -- 2.0%
 11,400     Philip Morris International, Inc.          $   715,692
                                                       -----------
            Total Food, Beverage & Tobacco             $ 1,439,084
------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 3.8%
            Household Products -- 3.8%
 21,500     Procter & Gamble Co.*                      $ 1,355,575
                                                       -----------
            Total Household & Personal Products        $ 1,355,575
------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 4.0%
            Health Care Distributors -- 1.8%
 15,400     Cardinal Health, Inc.                      $   641,256
------------------------------------------------------------------
            Managed Health Care -- 2.2%
 18,902     United Healthcare Group, Inc.              $   804,847
                                                       -----------
            Total Health Care Equipment & Services     $ 1,446,103
------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 7.9%
            Biotechnology -- 2.3%
 15,700     Amgen, Inc.*                               $   805,881
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Shares                                                Value
            Pharmaceuticals -- 5.6%
 31,800     Bristol-Myers Squibb Co.                  $   820,758
 12,700     Hospira, Inc.*                                671,195
 16,400     Merck & Co., Inc.                             534,148
                                                      -----------
                                                      $ 2,026,101
                                                      -----------
            Total Pharmaceuticals & Biotechnology     $ 2,831,982
-----------------------------------------------------------------
            BANKS -- 5.6%
            Diversified Banks -- 1.5%
 14,000     Comerica, Inc.                            $   544,600
-----------------------------------------------------------------
            Regional Banks -- 4.1%
 79,300     KeyCorp                                   $   724,802
 12,200     PNC Bank Corp.                                752,740
                                                      -----------
                                                      $ 1,477,542
                                                      -----------
            Total Banks                               $ 2,022,142
-----------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 11.3%
            Asset Management & Custody Banks -- 3.4%
  4,549     Franklin Resources, Inc.                  $   571,445
 14,600     State Street Corp.                            652,912
                                                      -----------
                                                      $ 1,224,357
-----------------------------------------------------------------
            Diversified Financial Services -- 4.0%
 30,900     JPMorgan Chase & Co.                      $ 1,442,721
-----------------------------------------------------------------
            Investment Banking & Brokerage -- 3.9%
 24,300     Morgan Stanley Co.                        $   721,224
 32,200     TD Ameritrade Holding Corp                    701,960
                                                      -----------
                                                      $ 1,423,184
                                                      -----------
            Total Diversified Financials              $ 4,090,262
-----------------------------------------------------------------
            INSURANCE -- 7.5%
            Life & Health Insurance -- 4.2%
 12,700     Aflac, Inc.                               $   747,522
 11,600     Prudential Financial, Inc.                    763,628
                                                      -----------
                                                      $ 1,511,150
-----------------------------------------------------------------
            Property & Casualty Insurance -- 3.3%
 10,500     ACE, Ltd.                                 $   664,125
 16,600     Allstate Corp.                                527,548
                                                      -----------
                                                      $ 1,191,673
                                                      -----------
            Total Insurance                           $ 2,702,823
-----------------------------------------------------------------
            SOFTWARE & SERVICES -- 2.0%
            Systems Software -- 2.0%
 26,985     Microsoft Corp.                           $   717,261
                                                      -----------
            Total Software & Services                 $   717,261
-----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     15

Shares                                                            Value
            TECHNOLOGY HARDWARE & EQUIPMENT -- 1.6%
            Office Electronics -- 1.6%
 53,100     Xerox Corp.                                           $   570,825
                                                                  -----------
            Total Technology Hardware & Equipment                 $   570,825
-----------------------------------------------------------------------------
            SEMICONDUCTORS -- 1.4%
 27,100     Marvell Technology Group, Ltd.*                       $   495,388
                                                                  -----------
            Total Semiconductors                                  $   495,388
-----------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 4.9%
            Integrated Telecommunication Services -- 4.9%
 16,000     CenturyLink, Inc. (b)                                 $   658,880
 29,954     Verizon Communications, Inc.                            1,105,902
                                                                  -----------
                                                                  $ 1,764,782
                                                                  -----------
            Total Telecommunication Services                      $ 1,764,782
-----------------------------------------------------------------------------
            UTILITIES -- 6.1%
            Electric Utilities -- 4.3%
 22,300     American Electric Power Co., Inc.*                    $   797,894
 29,400     PPL Corp.                                                 747,642
                                                                  -----------
                                                                  $ 1,545,536
-----------------------------------------------------------------------------
            Multi-Utilities -- 1.8%
 23,500     Ameren Corp.                                          $   657,061
                                                                  -----------
            Total Utilities                                       $ 2,202,597
-----------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $29,579,575)                                    $34,462,948
-----------------------------------------------------------------------------
            EXCHANGE TRADED FUND -- 3.4%
            REAL ESTATE -- 3.4%
            Diversified Real Estate Investment Trust -- 3.4%
 20,700     iShares Dow Jones U.S. Real Estate Index Fund (b)     $ 1,254,006
-----------------------------------------------------------------------------
            TOTAL EXCHANGE TRADED FUND
            (Cost $1,025,344)                                     $ 1,254,006
-----------------------------------------------------------------------------

Principal
Amount ($)
-----------------------------------------------------------------------------
            TEMPORARY CASH INVESTMENTS -- 5.4%
            Securities Lending Collateral -- 5.4% (c)
            Certificates of Deposit:
 46,338     Banco Santander NY, 0.49%, 3/14/11                    $    46,338
 57,923     Bank of Nova Scotia, 0.33%, 9/29/11                        57,923
 46,338     BBVA Group NY, 0.37%, 3/8/11                               46,338
 40,546     BBVA Group NY, 0.86%, 7/26/11                              40,546
 11,585     BBVA Group NY, 0.45%, 3/14/11                              11,585
 57,923     BNP Paribas Bank NY, 0.34%, 5/9/11                         57,923
 57,923     Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11      57,923

The accompanying notes are an integral part of these financial statements.

16     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Principal
Amount ($)                                                           Value
               Certificates of Deposit -- (continued)
    57,923     DnB NOR Bank ASA NY, 0.25%, 3/7/11                    $    57,923
    28,960     National Australia Bank NY, 0.32%, 10/19/11                28,960
    57,923     Nordea NY, 0.3%, 4/13/11                                   57,923
    57,923     RoboBank Netherland NV NY, 0.33%, 8/8/11                   57,923
    57,923     Royal Bank of Canada NY, 0.4%, 12/2/11                     57,923
    57,923     Skandinav Enskilda Bank NY, 0.38%, 6/7/11                  57,923
    57,923     Svenska NY, 0.28%, 5/12/11                                 57,923
    57,923     Westpac Banking Corp. NY, 0.4%, 12/6/11                    57,923
                                                                     -----------
                                                                     $   752,997
--------------------------------------------------------------------------------
               Commercial Paper:
    23,169     American Honda Finance, 0.35%, 1/11/12                $    23,169
    23,225     American Honda Finance, 1.05%, 6/20/11                     23,225
    21,256     Australia & New Zealand Banking Group, 0.91%, 8/4/11       21,256
    58,933     Caterpillar Financial Services Corp., 1.05%, 6/24/11       58,933
    29,750     FAIRPP, 0.27%, 3/7/11                                      29,750
    57,926     Federal Home Loan Bank, 0.33%, 6/1/11                      57,926
     5,791     General Electric Capital Corp., 0.38%, 6/6/11               5,791
    28,966     General Electric Capital Corp., 0.39%, 4/28/11             28,966
    46,315     HSBC, 0.25%, 5/11/11                                       46,315
    27,828     JPMorgan Chase & Co., 0.43%, 12/21/11                      27,828
    20,318     JPMorgan Chase & Co., 1.05%, 6/13/11                       20,318
    57,918     OLDLLC, 0.27%, 3/11/11                                     57,918
    28,948     SOCNAM, 0.37%, 4/14/11                                     28,948
    28,943     SOCNAM, 0.37%, 5/3/11                                      28,943
    57,923     Toyota Motor Credit Corp., 0.4%, 9/8/11                    57,923
    34,741     VARFUN, 0.27%, 4/20/11                                     34,741
    34,754     Wachovia, 0.40%, 3/22/11                                   34,754
    23,181     Wachovia, 0.43%, 10/15/11                                  23,181
                                                                     -----------
                                                                     $   609,885
--------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
    82,464     Barclays Capital Plc, 0.18%, 3/1/11                   $    82,464
   115,846     Deutsche Bank Securities, Inc., 0.17%, 3/1/11             115,846
   115,846     HSBC Bank USA NA, 0.18%, 3/1/11                           115,846
   115,846     RBS Securities, Inc., 0.18%, 3/1/11                       115,846
                                                                     -----------
                                                                     $   430,002
--------------------------------------------------------------------------------

Shares
--------------------------------------------------------------------------------
    Shares     Money Market Mutual Funds:
    86,882     Dreyfus Preferred Money Market Fund                   $    86,882
    86,884     Fidelity Prime Money Market Fund                           86,884
                                                                     -----------
                                                                     $   173,766
--------------------------------------------------------------------------------
               Total Securities Lending Collateral                   $ 1,966,650
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     17

Shares                                                               Value
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $1,966,650)                                        $ 1,966,650
--------------------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 104.5%
            (Cost $32,571,569) (a)                                   $37,683,604
--------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (4.5)%                   $(1,636,953)
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                               $36,046,651
================================================================================

*   Non-income producing security.

(a) At February 28, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $32,595,156 was as follows:

       Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost          $ 5,404,454
       Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value             (316,006)
                                                                     -----------
       Net unrealized loss                                           $ 5,088,448
                                                                     ===========

(b)   At February 28, 2011, the following securities were out on loan:

       Shares     Security                                           Value
       14,000     CenturyLink, Inc.                                  $   576,520
        5,400     Textron, Inc.                                          146,286
       20,400     iShares Dow Jones U.S. Real Estate Index Fund        1,235,832
       -------------------------------------------------------------------------
                  Total                                              $ 1,958,638
       =========================================================================

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2011 aggregated $13,572,722 and $14,253,593, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

18     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund's assets:

                                Level 1          Level 2          Level 3    Total
 Common Stocks                  $34,462,948      $       --       $--        $34,462,948
 Exchange Traded Fund             1,254,006              --        --          1,254,006
 Temporary Cash Investments              --       1,792,884        --          1,792,884
 Money Market Mutual Fund           173,766              --        --            173,766
----------------------------------------------------------------------------------------
 Total                          $35,890,720      $1,792,884       $--        $37,683,604
========================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     19

Statement of Assets and Liabilities | 2/28/11 (unaudited)

ASSETS:
  Investment in securities, at value (including securities loaned of
   $1,958,638) (cost $32,571,569)                                      $37,683,604
  Cash                                                                     306,477
  Receivables --
   Fund shares sold                                                         12,156
   Dividends                                                                43,502
   Due from Pioneer Investment Management, Inc.                              6,497
  Other                                                                     22,824
----------------------------------------------------------------------------------
     Total assets                                                      $38,075,060
----------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                  26,363
   Upon return of securities loaned                                      1,966,650
  Due to affiliates                                                          2,450
  Accrued expenses                                                          32,946
----------------------------------------------------------------------------------
     Total liabilities                                                 $ 2,028,409
----------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       29,626,370
  Undistributed net investment income                                       50,994
  Accumulated net realized gain on investments                           1,257,252
  Net unrealized gain on investments                                     5,112,035
----------------------------------------------------------------------------------
     Total net assets                                                  $36,046,651
----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,337,599/150,984 shares)                         $      8.86
  Class C (based on $723,865/81,267 shares)                            $      8.91
  Class Y (based on $33,985,187/3,783,972 shares)                      $      8.98
MAXIMUM OFFERING PRICE:
  Class A ($8.86 [divided by] 94.25%)                                  $      9.40
==================================================================================

The accompanying notes are an integral part of these financial statements.

20     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Statement of Operations (unaudited)

For the Six Months Ended 2/28/11

INVESTMENT INCOME:
  Dividends                                                 $390,904
  Income from securities loaned, net                           1,107
-------------------------------------------------------------------------------------
     Total investment income                                               $  392,011
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $111,143
  Transfer agent fees
   Class A                                                     1,048
   Class C                                                       463
   Class Y                                                       219
  Distribution fees
   Class A                                                     1,350
   Class C                                                     2,873
  Shareholder communication expense                              556
  Administrative reimbursements                                5,451
  Custodian fees                                               3,634
  Registration fees                                           30,313
  Professional fees                                           20,093
  Printing expense                                             4,324
  Fees and expenses of nonaffiliated trustees                  3,512
  Miscellaneous                                                1,899
-------------------------------------------------------------------------------------
     Total expenses                                                        $  186,878
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (27,730)
-------------------------------------------------------------------------------------
     Net expenses                                                          $  159,148
-------------------------------------------------------------------------------------
       Net investment income                                               $  232,863
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $1,327,934
-------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $5,539,540
-------------------------------------------------------------------------------------
  Net gain on investments                                                  $6,867,474
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $7,100,337
=====================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     21

Statement of Changes in Net Assets

For the Six Months Ended 2/28/11 and Year Ended 8/31/10, respectively

                                                            Six Months
                                                            Ended
                                                            2/28/11           Year Ended
                                                            (unaudited)       8/31/10
FROM OPERATIONS:
Net investment income                                       $   232,863       $   307,857
Net realized gain on investments                              1,327,934         3,680,466
Change in net unrealized gain (loss) on investments           5,539,540        (3,822,388)
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 7,100,337       $   165,935
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.07 and $0.07 per share, respectively)        $    (9,441)      $    (5,373)
   Class C ($0.01 and $0.02 per share, respectively)               (323)             (960)
   Class Y ($0.10 and $0.07 per share, respectively)           (376,968)         (201,918)
Net realized gain:
   Class A ($0.79 and $0.35 per share, respectively)            (92,143)          (24,123)
   Class C ($0.79 and $0.35 per share, respectively)            (48,851)          (13,699)
   Class Y ($0.79 and $0.35 per share, respectively)         (2,899,846)         (985,985)
------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $(3,427,572)      $(1,232,058)
------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 4,021,585       $ 9,221,222
Reinvestment of distributions                                    84,132            10,920
Cost of shares repurchased                                   (2,412,279)       (1,313,764)
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                           $ 1,693,438       $ 7,918,378
------------------------------------------------------------------------------------------
   Net increase in net assets                               $ 5,366,203       $ 6,852,255
NET ASSETS:
Beginning of period                                          30,680,448        23,828,193
------------------------------------------------------------------------------------------
End of period                                               $36,046,651       $30,680,448
------------------------------------------------------------------------------------------
Undistributed net investment income                         $    50,994       $   204,863
==========================================================================================

The accompanying notes are an integral part of these financial statements.

22     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

                                    '11 Shares    '11 Amount     '10 Shares    '10 Amount
                                    (unaudited)   (unaudited)
Class A
Shares sold                            51,857      $  447,806       73,867      $  630,164
Reinvestment of distributions           6,955          56,097          757           6,351
Less shares repurchased               (20,142)       (174,408)     (26,560)       (217,975)
------------------------------------------------------------------------------------------
   Net increase                        38,670      $  329,495       48,064      $  418,540
==========================================================================================
Class C
Shares sold                            22,579      $  195,481       39,021      $  338,140
Reinvestment of distributions           3,489          28,035          542           4,569
Less shares repurchased                (5,321)        (45,172)     (11,299)        (95,545)
------------------------------------------------------------------------------------------
   Net increase                        20,747      $  178,344       28,264      $  247,164
==========================================================================================
Class Y
Shares sold                           394,401      $3,378,298      968,797      $8,252,918
Less shares repurchased              (250,258)     (2,192,699)    (115,886)     (1,000,244)
------------------------------------------------------------------------------------------
   Net increase                       144,143      $1,185,599      852,911      $7,252,674
==========================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     23

Financial Highlights

                                                                                  Six Months
                                                                                  Ended
                                                                                  2/28/11       Year Ended    Year Ended
                                                                                  (unaudited)   8/31/10       8/31/09
Class A
Net asset value, beginning of period                                              $  7.95       $  8.19       $  9.60
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                            $  0.03       $  0.06       $  0.09
 Net realized and unrealized gain (loss) on investments                              1.74          0.12         (1.39)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                $  1.77       $  0.18       $ (1.30)
Distributions to shareowners:
 Net investment income                                                              (0.07)        (0.07)        (0.11)
 Net realized gain                                                                  (0.79)        (0.35)           --
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                       $  0.91       $ (0.24)      $ (1.41)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $  8.86       $  7.95       $  8.19
==========================================================================================================================
Total return*                                                                       23.45%**       1.98%       (13.34)%
Ratio of net expenses to average net assets                                          1.25%**       1.25%         1.25%
Ratio of net investment income to average net assets                                 1.03%**       0.78%         1.34%
Portfolio turnover rate                                                                83%**        112%          114%
Net assets, end of period (in thousands)                                          $ 1,338       $   892       $   526
Ratios with no waiver of fees and assumption of expenses by the Adviser:
 Net expenses                                                                        1.60%**       1.76%        13.37%
 Net investment income (loss)                                                        0.68%**       0.27%       (10.78)%
==========================================================================================================================

                                                                                  Year Ended    Year Ended    12/15/05 (a)
                                                                                  8/31/08       8/31/07       to 8/31/06
Class A
Net asset value, beginning of period                                              $ 11.99       $ 10.69       $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                            $  0.11       $  0.12       $  0.09
 Net realized and unrealized gain (loss) on investments                             (1.62)         1.58          0.60
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                $ (1.51)      $  1.70       $  0.69
Distributions to shareowners:
 Net investment income                                                              (0.11)        (0.12)           --
 Net realized gain                                                                  (0.77)        (0.28)           --
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                       $ (2.39)      $  1.30       $  0.69
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $  9.60       $ 11.99       $ 10.69
==========================================================================================================================
Total return*                                                                      (13.34)%       16.24%         6.90%(b)
Ratio of net expenses to average net assets                                          1.25%         1.25%         1.25%**
Ratio of net investment income to average net assets                                 1.07%         1.01%         1.21%**
Portfolio turnover rate                                                               116%           88%           66%(b)
Net assets, end of period (in thousands)                                          $   520       $   600       $   535
Ratios with no waiver of fees and assumption of expenses by the Adviser:
 Net expenses                                                                       16.02%        13.35%        19.33%**
 Net investment income (loss)                                                      (13.70)%      (11.09)%      (16.87)%**
==========================================================================================================================

(a) The Fund commenced operations on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

24    Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

                                                              Six Months
                                                              Ended
                                                              2/28/11       Year Ended   Year Ended    7/17/08(a)
                                                              (unaudited)   8/31/10      8/31/09       to 8/31/08
 Class C
 Net asset value, beginning of period                         $ 7.96        $ 8.23       $  9.61       $  9.34
------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)                                $(0.01)       $(0.02)      $  0.03       $  0.01
  Net realized and unrealized gain (loss)
    on investments                                              1.75          0.12         (1.39)         0.26
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from investment operations                              $ 1.74        $ 0.10       $ (1.36)      $  0.27
 Distributions to shareowners:
  Net investment income                                         0.00(c)      (0.02)        (0.02)           --
  Net realized gain                                            (0.79)        (0.35)           --            --
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net asset value                  $ 0.95        $(0.27)      $ (1.38)      $  0.27
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $ 8.91        $ 7.96       $  8.23       $  9.61
==================================================================================================================
 Total return*                                                 23.01%**       1.07%       (14.10)%        2.89%(b)
 Ratio of net expenses to average net assets                    2.07%**       2.15%         1.99%         2.15%**
 Ratio of net investment income (loss) to average
  net assets                                                    0.20%**      (0.12)%        0.59%         0.40%**
 Portfolio turnover rate                                          83%**        112%          114%          116%(b)
 Net assets, end of period (in thousands)                     $  724        $  482       $   265       $   257
 Ratios with no waiver of fees and assumption
  of expenses by the Adviser:
  Net expenses                                                  2.23%**       2.40%        13.76%        25.47%**
  Net investment income (loss)                                  0.04%**      (0.37)%      (11.18)%      (22.92)%**
==================================================================================================================

(a) Class C shares were first publicly offered on July 17, 2008.
(b) Not annualized.
(c) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     25

                                                                  Six Months
                                                                  Ended
                                                                  2/28/11        Year Ended   Year Ended   7/31/08(a)
                                                                  (unaudited)    8/31/10      8/31/09      to 8/31/08
 Class Y
 Net asset value, beginning of period                             $  8.05        $  8.27      $  9.62      $ 9.57
---------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                           $  0.06        $  0.09      $  0.06      $ 0.02
  Net realized and unrealized gain (loss)
    on investments                                                   1.76           0.11        (1.34)       0.03
---------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from investment operations                                  $  1.82        $  0.20      $ (1.28)     $ 0.05
 Distributions to shareowners:
  Net investment income                                             (0.10)         (0.07)       (0.07)         --
  Net realized gain                                                 (0.79)         (0.35)          --          --
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net asset value                      $  0.93        $ (0.22)     $ (1.35)     $ 0.05
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $  8.98        $  8.05      $  8.27      $ 9.62
=====================================================================================================================
 Total return*                                                      23.76%**        2.26%      (13.22)%      0.52%(b)
 Ratio of net expenses to average net assets                         0.90%**        0.90%        0.90%       0.90%**
 Ratio of net investment income to average
  net assets                                                         1.39%**        1.14%        1.41%       2.37%**
 Portfolio turnover rate                                               83%**         112%         114%        116%(b)
 Net assets, end of period (in thousands)                         $33,985        $29,306      $23,037      $  251
 Ratios with no waiver of fees and assumption
  of expenses by the Adviser:
  Net expenses                                                       1.06%**        1.22%        1.88%      10.11%**
  Net investment income (loss)                                       1.24%**        0.82%        0.43%      (6.84)%**
=====================================================================================================================

(a) Class Y shares were first publicly offered on July 31, 2008.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

26     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Notes to Financial Statements | 2/28/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Disciplined Value Fund, formerly Pioneer Research Value Fund (the
Fund), is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Pioneer Investment Management Inc. (PIM), the Fund's investment advisor, paid all organizational costs of the Fund. The Fund's investment objective is long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class C shares were first publicly offered on July 17, 2008. Class Y shares were first publicly offered on July 31, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund's prospectus contains information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     27
of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At February 28, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


28     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2010 was as follows:

                                                                          2010
   Distributions paid from:
   Ordinary income                                                  $1,232,058
   ----------------------------------------------------------------------------
      Total                                                         $1,232,058
   ============================================================================

   The following shows the components of distributable earnings on a federal income tax-basis at August 31, 2010:

                                                                          2010
   Distributable earnings:
   Undistributed ordinary income                                    $2,517,292
   Undistributed long-term gain                                        681,316
   Unrealized depreciation                                            (451,092)
   ----------------------------------------------------------------------------
      Total                                                         $2,747,516
   ============================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $704 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2011.


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     29

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares do not pay distribution fees. All expenses and fees are paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.

E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


30     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. For the six months ended February 28, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, and 0.90% of the average daily net assets attributable to Class A, Class C, and Class Y shares, respectively. These expense limitations are in effect through January 1, 2012 for all classes. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,120 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2011.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2011, such out-of-pocket expenses by class of shares were as follows:

 Shareholder Communications:
 Class A                                                                   $518
 Class C                                                                     25
 Class Y                                                                     13
-------------------------------------------------------------------------------
    Total                                                                  $556
===============================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $244 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2011.


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     31

4. Distribution Plan

The Fund has adopted a distribution plan (The Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $86 in distribution fees payable to PFD at February 28, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2011, CDSCs in the amount of $13 were paid to PFD.

5. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


32     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Disciplined Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     33
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2010, and in the second quintile of its Morningstar category for the three year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's recent underperformance with PIM and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the second quintile relative to its Strategic Insight peer group for the comparable period.


34     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     35

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


36     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

Trustees, Officers and Service Providers

Trustees                            Officers
John F. Cogan, Jr., Chairman        John F. Cogan, Jr., President
David R. Bock                       Daniel K. Kingsbury, Executive
Mary K. Bush                          Vice President
Benjamin M. Friedman                Mark E. Bradley, Treasurer
Margaret B.W. Graham                Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     37

                           This page for your notes.






38     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

                           This page for your notes.






             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     39

                           This page for your notes.






40     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

                           This page for your notes.






             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     41

                           This page for your notes.






42     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

                           This page for your notes.






             Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11     43

                           This page for your notes.






44     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/11

How to Contact Pioneer


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




Pioneer Global
Equity Fund
--------------------------------------------------------------------------------
Semiannual Report | February 28, 2011
--------------------------------------------------------------------------------

Ticker Symbols:

Class A   GLOSX
Class B   GBSLX
Class C   GCSLX
Class Y   PGSYX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          25

Notes to Financial Statements                                                 33

Approval of Investment Advisory Agreement                                     42

Trustees, Officers and Service Providers                                      46


                  Pioneer Global Equity Fund | Semiannual Report | 2/28/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets


2     Pioneer Global Equity Fund | Semiannual Report | 2/28/11
your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                  Pioneer Global Equity Fund | Semiannual Report | 2/28/11     3

Portfolio Management Discussion | 2/28/11

In the following interview, Marco Pirondini, head of equities, U.S., at Pioneer and portfolio manager of Pioneer Global Equity Fund, discusses the factors that influenced the Fund's performance during the six-month period ended February 28, 2011.

Q  How did the Fund perform over the six-month period ended February 28, 2011?

A In a period when global equity markets reacted very favorably to the U.S. Federal Reserve's (the Fed's) moves to shore up the economic recovery, the Fund's Class A shares returned 22.28% at net asset value over the six months ended February 28, 2011, while the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index(1), returned 26.32%. Over the same period, the average return of the 66 mutual funds in Lipper's Global Large Cap Value Funds category was 23.49%.

Q How would you characterize the global equity markets over the six-month period ended February 28, 2011?

A The six months ended February 28, 2011, represented a period of very strong performance. The rally was ignited at the end of August 2010 by the Fed's announcement of a second round of quantitative easing (QE2). The positive impact that market watchers felt QE2 would have on liquidity and asset prices then started to push stock prices up. The rally began in early September 2010, and continued after the Fed actually began to execute the QE2 strategy in November.

   For the six-month period, all asset classes and most stocks participated in the rally, almost regardless of their quality. The Fed's move triggered a rebound even in some of the more distressed asset classes and regions, including peripheral countries in Europe that have endured serious debt and financial difficulties. Emerging market countries drove returns until November, when worries about potential inflation pressures in developing countries, including China, caused investors there to pull back. Developed markets took up the rally, however, and posted positive returns through the remainder of the six-month period ended February 28, 2011.

   In addition, the recent rebound in global economic data -- and very importantly, a long-awaited decline in U.S. unemployment figures -- helped to boost market psychology during the six-month period.

Q  How would you describe the Fund's overall investment approach?

A We examine mid- and large-capitalization stocks worldwide, including those in emerging markets. From there, we build a diversified portfolio.


4     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

   In selecting securities for the Fund, we look for "growth at a reasonable price," so there is a strong value component to our analysis. We seek to invest the Fund in companies that are not only benefiting from operating efficiencies, as reflected in factors including increased market share and revenues, but also those that employ their capital efficiently. In particular, we emphasize strong free cash flow, because that provides companies with the flexibility to make share buybacks, reinvest in their businesses, make acquisitions and raise dividends. We also look for stocks with attractive dividend yields, as well as those trading at lower-than-market valuations.

   Finally, we attempt to assess not only the potential price gains for each stock, but also the potential for a decline in price if circumstances become unfavorable. We prefer to buy stocks with the highest potential upside relative to their downside.

Q What factors most helped and hurt the Fund's performance over the six-month period ended February 28, 2011?

A During the period, the Fund benefited from its largely pro-cyclical stance, which included underweights to sectors such as utilities and consumer staples, which are less cyclical and less economically sensitive. (Cyclical stocks tend to be the most economically sensitive, as they generally perform more strongly during the early growth phase of the economic cycle in a particular country or region.) The Fund's pro-cyclical stance contributed to returns during the period, as the less-cyclical market sectors underperformed in a rally that was mainly driven by investor expectations for improving economic prospects, based on QE2.

   Within the cyclical sectors, the Fund's holdings in financials and industrials helped performance. In particular, positions in the industrial companies Schneider Industries and Bucyrus International (recently acquired by Caterpillar) were strong contributors to performance. Additionally, the Fund's holdings in the technology sector generally performed strongly, especially positions in Gemalto and ASML. A Fund overweight to semiconductors also contributed to returns during the period.

   The largest detractor from the Fund's performance during the six-month period came from holdings in health care, especially in major pharmaceutical companies that did not fully participate in the market rally. Examples of underperforming major pharmaceutical Fund holdings were Merck and Bristol-Myers Squibb. However, we believe that valuations in the pharmaceutical area are extremely attractive, and the Fund continues to hold positions in several major firms.

   The Fund was also somewhat penalized by its holdings in Asian financial companies, which underperformed during the period based on market


                  Pioneer Global Equity Fund | Semiannual Report | 2/28/11     5
   watchers' inflation concerns in the region. By the end of the period, however, the inflation worries had begun to recede, and we look for a rebound in those stocks.

   The Fund's relative performance also was hurt by avoiding certain companies in the benchmark that outperformed our expectations during the period. In most cases, our analysis of the balance sheets of those companies had led us to believe that their long-term prospects were generally unfavorable, but the Fund not owning them over the six-month period ended February 28, 2011, had a negative effect on performance.

Q  What is your outlook and how is it reflected in the Fund's positioning?

A Our overall outlook remains substantially positive. Developed country monetary policy continues to be extremely stimulative, and we expect economic growth to pick up as the world gradually emerges from recession. Following six months of substantial gains for stocks, however, we expect investors to be more selective -- and the market rally to be more subdued -- going forward, because risks which could threaten the recovery have increased.

   What will follow from the political unrest in the Middle East and the series of natural disasters in Japan, which occurred just after period end, is difficult to forecast at this point. But it is clear that these events have generated a very strong awareness of risks within the energy sector (and a consequent spike in the price of oil). The disruptions have stalled the market rally -- at least temporarily -- as higher energy prices represent a de-facto tax on most countries, especially those in the consuming developed world.

   In addition, though the recent tragic events in Japan have negatively affected the Fund's holdings there, we think that the Japanese people will mount an effective response. Events in Japan will almost certainly hinder global growth in the first half of 2011, but we also think that Japanese government stimulus programs will help to accelerate growth in the second half of the year, as the focus turns to reconstruction in northern Japan. We have been increasing the Fund's exposure to Japan because we think that shares of a number of outstanding Japanese firms can now be purchased at very attractive prices. We also have been increasing the Fund's overall exposure to Asia, where valuations are similar to those in the West, but where we see much stronger growth prospects going forward.

(1) The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information


6     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

    (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.


Note to shareowners: Effective September 1, 2010, day-to-day management of the Fund's portfolio is the responsibility of Marco Pirondini. From 2004 until 2010, Mr. Pirondini was Global Chief Investment Officer of Pioneer Investments, overseeing equity, fixed-income, balanced, and quantitative portfolio management, and quantitative and fundamental research divisions. Mr. Pirondini, Head of Equities, U.S., joined a predecessor organization to Pioneer in 1991. Prior to September 1, 2010, day-to-day management of the Fund's portfolio was the responsibility of Mr. Piergaetano Iaccarino.

Please refer to the Schedule of Investments on pages 16-24 for a full listing of fund securities.

Investing in foreign and/or emerging markets securities involves certain risks, including risks relating to interest rates, currency exchange rates, economic and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund is non-diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                  Pioneer Global Equity Fund | Semiannual Report | 2/28/11     7

Portfolio Summary | 2/28/11

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                  25.2%
Information Technology                                                      14.7%
Energy                                                                      12.2%
Industrials                                                                 10.1%
Consumer Discretionary                                                       9.2%
Health Care                                                                  8.2%
Consumer Staples                                                             8.0%
Materials                                                                    7.8%
Telecommunication Services                                                   3.0%
Utilities                                                                    1.6%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

United States                                                               39.5%
United Kingdom                                                              12.1%
Japan                                                                        8.9%
Canada                                                                       5.3%
People's Republic of China                                                   4.8%
Australia                                                                    4.0%
Hong Kong                                                                    3.5%
Netherlands                                                                  3.1%
France                                                                       3.0%
Germany                                                                      2.9%
Indonesia                                                                    2.4%
Russia                                                                       2.2%
Singapore                                                                    1.6%
Switzerland                                                                  1.5%
Brazil                                                                       1.0%
Mexico                                                                       1.0%
Other (individually less than 1%)                                            3.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. HSBC Holding Plc                                                        2.93%
--------------------------------------------------------------------------------
 2. JPMorgan Chase & Co.                                                    2.72
--------------------------------------------------------------------------------
 3. Imperial Tobacco Group Plc                                              2.70
--------------------------------------------------------------------------------
 4. BP Amoco Plc                                                            2.39
--------------------------------------------------------------------------------
 5. Merck & Co., Inc.                                                       2.29
--------------------------------------------------------------------------------
 6. United Technologies Corp.                                               2.25
--------------------------------------------------------------------------------
 7. Lukoil Holding (A.D.R.)                                                 2.21
--------------------------------------------------------------------------------
 8. Allianz AG                                                              2.15
--------------------------------------------------------------------------------
 9. Hewlett-Packard Co.                                                     2.11
--------------------------------------------------------------------------------
10. GlaxoSmithKline Plc                                                     2.10
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

Prices and Distributions | 2/28/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                      2/28/11                        8/31/10
--------------------------------------------------------------------------------
        A                        $ 10.26                        $ 8.44
--------------------------------------------------------------------------------
        B                        $ 10.10                        $ 8.30
--------------------------------------------------------------------------------
        C                        $ 10.12                        $ 8.31
--------------------------------------------------------------------------------
        Y                        $ 10.30                        $ 8.49
--------------------------------------------------------------------------------

Distributions per Share: 9/1/10-2/28/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Net Investment          Short-Term             Long-Term
    Class           Income             Capital Gains          Capital Gains
--------------------------------------------------------------------------------
      A             $ 0.0580             $ --                    $ --
--------------------------------------------------------------------------------
      B             $   --               $ --                    $ --
--------------------------------------------------------------------------------
      C             $   --               $ --                    $ --
--------------------------------------------------------------------------------
      Y             $ 0.1065             $ --                    $ --
--------------------------------------------------------------------------------


The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-13.


                  Pioneer Global Equity Fund | Semiannual Report | 2/28/11     9

Performance Update | 2/28/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) World
Index.

 Average Annual Total Returns
 (As of February 28, 2011)
-------------------------------------------------------------------------
                                          Net Asset       Public Offering
 Period                                   Value (NAV)     Price (POP)
-------------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                2.96%          1.80%
 5 Years                                   2.22           1.01
 1 Year                                   16.09           9.44
-------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
-------------------------------------------------------------------------
                                          Gross           Net
-------------------------------------------------------------------------
                                           1.71%          1.30%
-------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Global         MSCI
              Equity Fund       World Index
12/05            9,425            10,000
 2/06            9,840            10,437
 2/07           11,516            12,152
 2/08           11,861            12,147
 2/09            6,400             6,467
 2/10            9,461            10,035
 2/11           10,983            12,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

Performance Update | 2/28/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

 Average Annual Total Returns
 (As of February 28, 2011)
------------------------------------------------------------------
                                          If              If
 Period                                   Held            Redeemed
------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                2.03%           2.03%
 5 Years                                   1.30            1.30
 1 Year                                   15.03           11.03
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
------------------------------------------------------------------
                                          Gross           Net
------------------------------------------------------------------
                                           2.93%           2.20%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Global         MSCI
              Equity Fund       World Index
12/05           10,000            10,000
 2/06           10,420            10,437
 2/07           12,087            12,152
 2/08           12,334            12,147
 2/09            6,591             6,467
 2/10            9,661            10,035
 2/11           11,114            12,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     11

Performance Update | 2/28/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

 Average Annual Total Returns
 (As of February 28, 2011)
------------------------------------------------------------------
                                          If              If
 Period                                   Held            Redeemed
------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                2.06%           2.06%
 5 Years                                   1.33            1.33
 1 Year                                   15.13           15.13
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
------------------------------------------------------------------
                                          Gross           Net
------------------------------------------------------------------
                                           2.54%           2.20%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Global         MSCI
              Equity Fund       World Index
12/05           10,000            10,000
 2/06           10,420            10,437
 2/07           12,077            12,152
 2/08           12,334            12,147
 2/09            6,599             6,467
 2/10            9,667            10,035
 2/11           11,130            12,274

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

Performance Update | 2/28/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

 Average Annual Total Returns
 (As of February 28, 2011)
------------------------------------------------------------------
                                          If              If
 Period                                   Held            Redeemed
------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                2.60%           2.60%
 5 Years                                   1.85            1.85
 1 Year                                   16.72           16.72
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
------------------------------------------------------------------
                                          Gross           Net
------------------------------------------------------------------
                                           0.96%           0.80%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Global         MSCI
              Equity Fund       World Index
12/05          5,000,000         5,000,000
 2/06          5,220,220         5,218,657
 2/07          6,070,690         6,075,782
 2/08          6,171,891         6,073,670
 2/09          3,293,997         3,233,397
 2/10          4,900,826         5,017,608
 2/11          5,720,211         6,136,952

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on December 31, 2008 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Equity Fund

Based on actual returns from September 1, 2010 through February 28, 2011.

----------------------------------------------------------------------------------
 Share Class                  A              B               C               Y
----------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 9/1/10
----------------------------------------------------------------------------------
 Ending Account          $1,222.80       $1,216.90       $1,217.80       $1,226.30
 Value on 2/28/11
----------------------------------------------------------------------------------
 Expenses Paid               $7.27          $12.20          $12.21           $4.53
 During Period*
----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.32%, 2.22%, 2.22%, and 0.82% for Class A, Class B, Class C, and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the Expenses Paid During Period in the table above.


14     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from September 1, 2010 through February 28, 2011.

----------------------------------------------------------------------------------
 Share Class                 A               B               C               Y
----------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 9/1/10
----------------------------------------------------------------------------------
 Ending Account          $1,018.25       $1,013.79       $1,013.79       $1,020.73
 Value on 2/28/11
----------------------------------------------------------------------------------
 Expenses Paid               $6.61          $11.08          $11.08           $4.11
 During Period*
----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.32%, 2.22%, 2.22%, and 0.82% for Class A, Class B, Class C, and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the Expenses Paid During Period in the table above.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     15

Schedule of Investments | 2/28/11 (unaudited)

-------------------------------------------------------------------------
 Shares                                                      Value
-------------------------------------------------------------------------
               COMMON STOCKS -- 95.6%
               ENERGY -- 11.8%
               Coal & Consumable Fuels -- 0.5%
  146,627      Paladin Energy, Ltd.*                         $    747,394
-------------------------------------------------------------------------
               Integrated Oil & Gas -- 9.0%
  440,645      BP Amoco Plc                                  $  3,553,187
   13,862      Chevron Corp.                                    1,438,183
   24,400      ConocoPhillips                                   1,900,028
   46,300      Lukoil Holding, Ltd. (A.D.R.)*                   3,296,097
1,182,000      PetroChina Co., Ltd.*                            1,612,073
   20,000      Petroleo Brasileiro SA (A.D.R.)*                   796,600
   21,000      Total SA                                         1,288,648
                                                             ------------
                                                             $ 13,884,816
-------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.4%
   37,700      Ensco Plc (A.D.R.)                            $  2,114,970
-------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 0.9%
      200      Inpex Corp.*                                  $  1,407,242
                                                             ------------
               Total Energy                                  $ 18,154,422
-------------------------------------------------------------------------
               MATERIALS -- 7.5%
               Construction Materials -- 0.5%
  475,500      PT Indocement Tunggal Prakarsa Tbk            $    777,444
-------------------------------------------------------------------------
               Diversified Metals & Mining -- 2.7%
   53,000      BHP Billiton, Ltd.                            $  2,505,074
   13,400      Rio Tinto, Ltd.*                                 1,170,076
   22,436      Xstrata Plc                                        510,858
                                                             ------------
                                                             $  4,186,008
-------------------------------------------------------------------------
               Forest Products -- 2.0%
  139,400      Sino-Forest Corp.*                            $  3,115,637
-------------------------------------------------------------------------
               Gold -- 0.8%
   20,600      Anglogold Ashanti, Ltd. (A.D.R.)* (b)         $  1,006,104
   76,200      Centamin Egypt, Ltd.*                              147,288
                                                             ------------
                                                             $  1,153,392
-------------------------------------------------------------------------
               Specialty Chemicals -- 1.5%
   38,400      Nitto Denko Corp.*                            $  2,322,594
                                                             ------------
               Total Materials                               $ 11,555,075
-------------------------------------------------------------------------
               CAPITAL GOODS -- 9.1%
               Aerospace & Defense -- 2.2%
   40,027      United Technologies Corp.                     $  3,343,856
-------------------------------------------------------------------------
               Construction & Engineering -- 1.1%
  585,000      China Railways Construction Corp.*            $    656,977
    5,200      Fluor Corp.                                        367,952
   22,500      KBR, Inc.                                          738,000
                                                             ------------
                                                             $  1,762,929
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

----------------------------------------------------------------------------------
 Shares                                                               Value
----------------------------------------------------------------------------------
              Construction & Farm Machinery & Heavy Trucks -- 1.0%
1,153,033     Industrea, Ltd.*                                        $  1,572,315
----------------------------------------------------------------------------------
              Electrical Components & Equipment -- 0.4%
   57,900     Fushi Copperweld, Inc.* (b)                             $    563,367
----------------------------------------------------------------------------------
              Industrial Conglomerates -- 2.6%
   17,200     3M Co.                                                  $  1,586,356
   71,700     Philips Electronics NV                                     2,340,472
                                                                      ------------
                                                                      $  3,926,828
----------------------------------------------------------------------------------
              Industrial Machinery -- 0.8%
   15,300     SPX Corp.                                               $  1,220,328
----------------------------------------------------------------------------------
              Trading Companies & Distributors -- 1.0%
  153,200     Itochu Corp.*                                           $  1,592,231
                                                                      ------------
              Total Capital Goods                                     $ 13,981,854
----------------------------------------------------------------------------------
              TRANSPORTATION -- 0.7%
              Highways & Railtrack -- 0.7%
2,142,900     GZI Transportation, Ltd.*                               $  1,136,898
                                                                      ------------
              Total Transportation                                    $  1,136,898
----------------------------------------------------------------------------------
              AUTOMOBILES & COMPONENTS -- 3.0%
              Auto Parts & Equipment -- 1.1%
  235,400     China XD Plastics Co.*(b)                               $  1,676,048
----------------------------------------------------------------------------------
              Automobile Manufacturers -- 1.9%
   15,800     Daimlerchrysler AG*(b)                                  $  1,113,044
   46,400     Ford Motor Corp.*                                            698,320
   26,700     Honda Motor Co., Ltd. (A.D.R.)*(b)                         1,166,523
                                                                      ------------
                                                                      $  2,977,887
                                                                      ------------
              Total Automobiles & Components                          $  4,653,935
----------------------------------------------------------------------------------
              CONSUMER DURABLES & APPAREL -- 1.1%
              Apparel, Accessories & Luxury Goods -- 0.4%
1,432,000     China Dongxiang Group Co., Ltd.                         $    544,931
----------------------------------------------------------------------------------
              Homebuilding -- 0.7%
  117,835     Gafisa SA*                                              $    722,884
   11,200     Hajime Construction Co., Ltd.*                               374,894
                                                                      ------------
                                                                      $  1,097,778
                                                                      ------------
              Total Consumer Durables & Apparel                       $  1,642,709
----------------------------------------------------------------------------------
              MEDIA -- 3.3%
              Advertising -- 1.7%
  194,429     WPP Group Plc                                           $  2,676,412
----------------------------------------------------------------------------------
              Cable & Satellite -- 1.1%
   35,900     Comcast Corp.                                           $    924,784
   29,300     SES SA (A.D.R.)*                                             754,412
                                                                      ------------
                                                                      $  1,679,196
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     17

---------------------------------------------------------------------
 Shares                                                  Value
---------------------------------------------------------------------
             Publishing -- 0.5%
246,700      Singapore Press Holdings, Ltd.              $    753,259
                                                         ------------
             Total Media                                 $  5,108,867
---------------------------------------------------------------------
             RETAILING -- 1.5%
             Automotive Retail -- 1.1%
 20,000      USS Co., Ltd.*                              $  1,620,134
---------------------------------------------------------------------
             General Merchandise Stores -- 0.4%
 12,600      Target Corp.                                $    662,130
                                                         ------------
             Total Retailing                             $  2,282,264
---------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 2.6%
             Drug Retail -- 0.8%
 29,300      Shoppers Drug Mart Corp.*                   $  1,244,575
---------------------------------------------------------------------
             Hypermarkets & Supercenters -- 1.8%
 53,312      Wal-Mart Stores, Inc.                       $  2,771,158
                                                         ------------
             Total Food & Drug Retailing                 $  4,015,733
---------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 3.6%
             Agricultural Products -- 0.2%
574,000      Chaoda Modern Agriculture, Ltd. (b)         $    370,618
---------------------------------------------------------------------
             Distillers & Vintners -- 0.8%
 59,700      Constellation Brands, Inc.*                 $  1,213,104
---------------------------------------------------------------------
             Tobacco -- 2.6%
125,100      Imperial Tobacco Group Plc                  $  4,022,307
                                                         ------------
             Total Food, Beverage & Tobacco              $  5,606,029
---------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
             Household Products -- 1.4%
 35,300      Procter & Gamble Co.*                       $  2,225,665
                                                         ------------
             Total Household & Personal Products         $  2,225,665
---------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 1.0%
             Health Care Equipment -- 1.0%
 15,300      Covidien, Ltd.                              $    787,185
 20,249      Medtronic, Inc.*                                 808,340
                                                         ------------
                                                         $  1,595,525
                                                         ------------
             Total Health Care Equipment & Services      $  1,595,525
---------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 6.9%
             Pharmaceuticals -- 6.9%
162,500      GlaxoSmithKline Plc                         $  3,125,727
 25,360      Johnson & Johnson                              1,558,118
104,900      Merck & Co., Inc.                              3,416,593
 30,000      Novartis International AG                      1,685,322
 11,557      Sanofi-Aventis SA                                797,915
                                                         ------------
                                                         $ 10,583,675
                                                         ------------
             Total Pharmaceuticals & Biotechnology       $ 10,583,675
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

------------------------------------------------------------------------
 Shares                                                     Value
------------------------------------------------------------------------
               BANKS -- 13.6%
               Diversified Banks -- 12.6%
  151,400      Bangkok Bank Plc                             $    797,496
1,225,600      Bank Mandiri                                      807,305
3,054,000      Bank Negara Indonesia Persero Tbk PT*           1,231,435
6,000,000      Bank Pembangunan Daerah Jawa*                     777,660
1,679,785      China Construction Bank                         1,473,545
  396,300      HSBC Holding Plc                                4,364,382
3,938,605      Industrial and Commercial Bank of China*        3,033,797
   22,371      National Bank of Canada (b)                     1,724,088
   43,600      Sumitomo Mitsui Financial Group, Inc.*          1,651,312
   20,750      Toronto-Dominion Bank*(b)                       1,736,092
   52,000      United Overseas Bank                              740,036
   34,952      Wells Fargo & Co.                               1,127,552
                                                            ------------
                                                            $ 19,464,700
------------------------------------------------------------------------
               Regional Banks -- 1.0%
   24,100      PNC Bank Corp.                               $  1,486,970
                                                            ------------
               Total Banks                                  $ 20,951,670
------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 5.5%
               Asset Management & Custody Banks -- 0.4%
    4,800      Franklin Resources, Inc.                     $    602,976
------------------------------------------------------------------------
               Diversified Financial Services -- 3.4%
  241,100      Citigroup, Inc.*                             $  1,128,348
   86,600      JPMorgan Chase & Co.                            4,043,354
                                                            ------------
                                                            $  5,171,702
------------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.5%
   27,000      Morgan Stanley Co.                           $    801,360
------------------------------------------------------------------------
               Multi-Sector Holding -- 1.2%
2,363,300      First Pacific Co.*                           $  1,880,997
                                                            ------------
               Total Diversified Financials                 $  8,457,035
------------------------------------------------------------------------
               INSURANCE -- 3.7%
               Multi-Line Insurance -- 2.1%
   22,204      Allianz AG                                   $  3,200,120
------------------------------------------------------------------------
               Property & Casualty Insurance -- 1.6%
   40,400      The Traveler Companies, Inc.                 $  2,421,172
                                                            ------------
               Total Insurance                              $  5,621,292
------------------------------------------------------------------------
               REAL ESTATE -- 0.6%
               Real Estate Development -- 0.6%
  608,000      Wheelock Properties (Singapore), Ltd.*       $    876,290
                                                            ------------
               Total Real Estate                            $    876,290
------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 3.6%
               Home Entertainment Software -- 1.0%
   75,700      Capcom Co., Ltd.*                            $  1,463,710
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     19

----------------------------------------------------------------------------
 Shares                                                         Value
----------------------------------------------------------------------------
             Systems Software -- 2.6%
100,219      Microsoft Corp.                                    $  2,663,821
 42,200      Oracle Corp.                                          1,388,380
                                                                ------------
                                                                $  4,052,201
                                                                ------------
             Total Software & Services                          $  5,515,911
----------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 8.8%
             Communications Equipment -- 0.8%
 50,000      Nokia Corp. (A.D.R.) (b)                           $    431,500
 13,216      Qualcomm, Inc.                                          787,409
                                                                ------------
                                                                $  1,218,909
----------------------------------------------------------------------------
             Computer Hardware -- 4.6%
  7,585      Apple, Inc.*                                       $  2,679,098
 82,358      Dell, Inc.*                                           1,303,727
 72,100      Hewlett-Packard Co.                                   3,145,723
                                                                ------------
                                                                $  7,128,548
----------------------------------------------------------------------------
             Computer Storage & Peripherals -- 1.5%
 46,734      Gemalto NV*                                        $  2,323,243
----------------------------------------------------------------------------
             Electronic Manufacturing Services -- 0.4%
 90,600      Hon Hai Precision Industry Co., Ltd. (G.D.R.)*     $    669,469
----------------------------------------------------------------------------
             Office Electronics -- 0.5%
 63,200      Xerox Corp.                                        $    679,400
----------------------------------------------------------------------------
             Technology Distributors -- 1.0%
 18,900      Arrow Electronics, Inc.*                           $    740,880
 37,300      Ingram Micro, Inc.*                                     743,389
                                                                ------------
                                                                $  1,484,269
                                                                ------------
             Total Technology Hardware & Equipment              $ 13,503,838
----------------------------------------------------------------------------
             SEMICONDUCTORS -- 1.9%
             Semiconductor Equipment -- 1.5%
 52,500      ASM Lithography Holding NV*                        $  2,277,818
----------------------------------------------------------------------------
             Semiconductors -- 0.4%
 36,500      Marvell Technology Group, Ltd.*                    $    667,220
                                                                ------------
             Total Semiconductors                               $  2,945,038
----------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 2.9%
             Integrated Telecommunication Services -- 1.0%
 32,900      Nippon Telegraph & Telephone Corp.*                $  1,610,238
----------------------------------------------------------------------------
             Wireless Telecommunication Services -- 1.9%
510,300      America Movil SA de CV                             $  1,464,421
 76,300      China Mobile, Ltd.                                      719,915
  8,300      Millicom International Cellular SA*                     727,080
                                                                ------------
                                                                $  2,911,416
                                                                ------------
             Total Telecommunication Services                   $  4,521,654
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

---------------------------------------------------------------------------------------
 Shares                                                                    Value
---------------------------------------------------------------------------------------
                 UTILITIES -- 1.5%
                 Electric Utilities -- 0.5%
   17,800        Exelon Corp.                                              $    743,328
---------------------------------------------------------------------------------------
                 Water Utilities -- 1.0%
1,972,200        Guangdong Investment, Ltd.                                $  1,002,653
1,712,000        Manila Water Co, Inc.*                                         632,998
                                                                           ------------
                                                                           $  1,635,651
                                                                           ------------
                 Total Utilities                                           $  2,378,979
---------------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                 (Cost $132,834,294)                                       $147,314,358
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
 Principal
 Amount ($)
---------------------------------------------------------------------------------------
                 CORPORATE BONDS -- 0.0%
                 BANKS -- 0.0%
                 Diversified Banks -- 0.0%
     18,000      NBP Capital Trust III, 7.375%, 10/29/49                   $     15,750
---------------------------------------------------------------------------------------
                 Total Banks                                               $     15,750
---------------------------------------------------------------------------------------
                 TOTAL CORPORATE BONDS
                 (Cost $14,585)                                            $     15,750
---------------------------------------------------------------------------------------
 Shares
---------------------------------------------------------------------------------------
                 EXCHANGE TRADED FUND -- 1.0%
     35,200      SPDR Russell/Nomura                                       $  1,590,336
---------------------------------------------------------------------------------------
                 TOTAL EXCHANGE TRADED FUND
                 (Cost $1,464,032)                                         $  1,590,336
---------------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 6.2%
                 Securities Lending Collateral -- 6.2% (c)
                 Certificates of Deposit:
    223,949      Banco Santander NY, 0.49%, 3/14/11                        $    223,949
    279,936      Bank of Nova Scotia, 0.33%, 9/29/11                            279,936
    223,949      BBVA Group NY, 0.37%, 3/8/11                                   223,949
    195,955      BBVA Group NY, 0.86%, 7/26/11                                  195,955
     55,987      BBVA Group NY, 0.45%, 3/14/11                                   55,987
    279,936      BNP Paribas Bank NY, 0.34%, 5/9/11                             279,936
    279,936      Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11          279,936
    279,936      DnB NOR Bank ASA NY, 0.25%, 3/7/11                             279,936
    139,961      National Australia Bank NY, 0.32%, 10/19/11                    139,961
    279,936      Nordea NY, 0.3%, 4/13/11                                       279,936
    279,936      RaboBank Netherland NV NY, 0.33%, 8/8/11                       279,936
    279,936      Royal Bank of Canada NY, 0.4%, 12/2/11                         279,936
    279,936      Skandinav Enskilda Bank NY, 0.38%, 6/7/11                      279,936
    279,936      Svenska NY, 0.28%, 5/12/11                                     279,936
    279,936      Westpac Banking Corp. NY, 0.4%, 12/6/11                        279,936
                                                                           ------------
                                                                           $  3,639,161
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     21

---------------------------------------------------------------------------------------
 Principal
 Amount ($)
---------------------------------------------------------------------------------------
                 Commercial Paper:
    111,974      American Honda Finance, 0.35%, 1/11/12                    $    111,974
    112,242      American Honda Finance, 1.05%, 6/20/11                         112,242
    102,729      Australia & New Zealand Banking Group, 0.91%, 8/4/11           102,729
    284,819      Caterpillar Financial Services Corp., 1.05%, 6/24/11           284,819
    143,780      FAIRPP, 0.27%, 3/7/11                                          143,780
    279,951      Federal Home Loan Bank, 0.33%, 6/1/11                          279,951
     27,987      General Electric Capital Corp., 0.38%, 6/6/11                   27,987
    139,992      General Electric Capital Corp., 0.39%, 4/28/11                 139,992
    223,838      HSBC, 0.25%, 5/11/11                                           223,838
    134,491      JPMorgan Chase & Co., 0.43%, 12/21/11                          134,491
     98,196      JPMorgan Chase & Co., 1.05%, 6/13/11                            98,196
    279,915      OLDLLC, 0.27%, 3/11/11                                         279,915
    139,906      SOCNAM, 0.37%, 4/14/11                                         139,906
    139,877      SOCNAM, 0.37%, 5/3/11                                          139,877
    279,936      Toyota Motor Credit Corp., 0.4%, 9/8/11                        279,936
    167,899      VARFUN, 0.27%, 4/20/11                                         167,899
    167,962      Wachovia, 0.40%, 3/22/11                                       167,962
    112,032      Wachovia, 0.43%, 10/15/11                                      112,032
                                                                           ------------
                                                                           $  2,947,526
---------------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
    398,539      Barclays Capital Plc, 0.18%, 3/1/11                       $    398,539
    559,872      Deutsche Bank Securities, Inc., 0.17%, 3/1/11                  559,872
    559,872      HSBC Bank USA NA, 0.18%, 3/1/11                                559,872
    559,872      RBS Securities, Inc., 0.18%, 3/1/11                            559,872
                                                                           ------------
                                                                           $  2,078,155
---------------------------------------------------------------------------------------
    Shares
                 Money Market Mutual Funds:
    419,904      Dreyfus Preferred Money Market Fund                       $    419,904
    419,904      Fidelity Prime Money Market Fund                               419,904
                                                                           ------------
                                                                           $    839,808
                                                                           ------------
                 Total Securities Lending Collateral                       $  9,504,650
---------------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $9,504,650)                                         $  9,504,650
---------------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 102.8%
                 (Cost $143,817,561) (a)(d)                                $158,425,094
---------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (2.8)%                    $ (4,350,626)
---------------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                                $154,074,468
=======================================================================================

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security.

The accompanying notes are an integral part of these financial statements.


22     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

(a) At February 28, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $145,148,973 was as follows:

         Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost            $17,213,176
         Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value            (3,937,055)
                                                                     -----------
         Net unrealized gain                                         $13,276,121
                                                                     ===========

(b)      At February 28, 2011, the following security was out on loan:

--------------------------------------------------------------------------------
 Shares            Security                                           Value
--------------------------------------------------------------------------------
 20,000            Anglogold Ashanti, Ltd. (A.D.R.)*                  $  976,800
234,000            Chaoda Modern Agriculture, Ltd.                       152,100
232,300            China XD Plastics Co.*                              1,653,976
 15,000            Daimlerchrysler AG*                                 1,056,750
 57,300            Fushi Copperweld, Inc.*                               557,529
 26,400            Honda Motor Co., Ltd. (A.D.R.)*                     1,153,416
 21,000            National Bank of Canada                             1,618,470
 49,500            Nokia Corp. (A.D.R.)                                  427,185
 19,000            Toronto-Dominion Bank*                              1,589,730
--------------------------------------------------------------------------------
                   Total                                              $9,185,956
================================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

(d) Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

         United States                                                      39.5%
         United Kingdom                                                     12.1%
         Japan                                                               8.9%
         Canada                                                              5.3%
         People's Republic of China                                          4.8%
         Australia                                                           4.0%
         Hong Kong                                                           3.5%
         Netherlands                                                         3.1%
         France                                                              3.0%
         Germany                                                             2.9%
         Indonesia                                                           2.4%
         Russia                                                              2.2%
         Singapore                                                           1.6%
         Switzerland                                                         1.5%
         Brazil                                                              1.0%
         Mexico                                                              1.0%
         Other (individually less than 1%)                                   3.2%
                                                                           -----
                                                                           100.0%
                                                                           =====

The accompanying notes are an integral part of these financial statements.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     23

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2011 aggregated $175,923,200 and $178,156,910, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities

  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund's assets:

--------------------------------------------------------------------------------------
                                 Level 1        Level 2        Level 3    Total
--------------------------------------------------------------------------------------
Common Stocks                    $74,600,192    $72,714,166    $ --       $147,314,358
Corporate Bonds                           --        15,750       --            15,750
Exchange Traded Fund               1,590,336            --       --         1,590,336
Temporary Cash Investments                --     8,664,842       --         8,664,842
Money Market Mutual Funds            839,808            --       --           839,808
--------------------------------------------------------------------------------------
  Total                          $77,030,336    $81,394,758    $ --       $158,425,094
--------------------------------------------------------------------------------------
Other Financial Instruments*     $        --    $   (5,894)    $ --       $    (5,894)
======================================================================================

* Other financial instruments include foreign exchange contracts.

The accompanying notes are an integral part of these financial statements.


24     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

Statement of Assets and Liabilities | 2/28/11 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $9,185,956)
   (cost $143,817,561)                                                    $158,425,094
  Cash                                                                       2,778,194
  Foreign currencies, at value (cost $385,121)                                 381,513
  Receivables --
   Investment securities sold                                                1,982,711
   Fund shares sold                                                             57,648
   Dividends, interest and foreign taxes withheld                              391,103
   Due from Pioneer Investment Management, Inc.                                 14,005
  Other                                                                         36,475
---------------------------------------------------------------------------------------
     Total assets                                                         $164,066,743
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $    143,197
   Fund shares repurchased                                                     135,735
   Upon return of securities loaned                                          9,504,650
   Forward foreign currency settlement contracts, net                            5,894
  Due to affiliates                                                             49,050
  Accrued expenses                                                             153,749
---------------------------------------------------------------------------------------
     Total liabilities                                                    $  9,992,275
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $196,978,482
  Undistributed net investment income                                          466,942
  Accumulated net realized loss on investments and foreign currency
   transactions                                                            (57,977,033)
  Net unrealized gain on investments                                        14,607,533
  Net unrealized loss on other assets and liabilities denominated in
   foreign currencies                                                           (1,456)
---------------------------------------------------------------------------------------
     Total net assets                                                     $154,074,468
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $72,447,928/7,058,392 shares)                         $      10.26
  Class B (based on $5,664,361/560,689 shares)                            $      10.10
  Class C (based on $7,663,084/757,537 shares)                            $      10.12
  Class Y (based on $68,299,095/6,634,032 shares)                         $      10.30
MAXIMUM OFFERING PRICE:
  Class A ($10.26 [divided by] 94.25% )                                   $      10.89
=======================================================================================

The accompanying notes are an integral part of these financial statements.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     25

Statement of Operations (unaudited)

For the Six Months Ended 2/28/11

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $49,805)                     $ 1,237,181
  Interest                                                                      11,401
  Income from securities loaned, net                                            71,789
--------------------------------------------------------------------------------------------------------
     Total investment income                                                                 $ 1,320,371
--------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                          $   552,249
  Transfer agent fees
   Class A                                                                     123,698
   Class B                                                                      21,625
   Class C                                                                      13,005
   Class Y                                                                         153
  Distribution fees
   Class A                                                                      86,527
   Class B                                                                      29,141
   Class C                                                                      35,449
  Shareholder communications expense                                            48,283
  Administrative reimbursements                                                 23,473
  Custodian fees                                                                30,542
  Registration fees                                                             38,379
  Professional fees                                                             24,036
  Printing expense                                                               8,483
  Fees and expenses of nonaffiliated trustees                                    4,781
  Miscellaneous                                                                 13,790
--------------------------------------------------------------------------------------------------------
     Total expenses                                                                          $ 1,053,614
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                              (201,068)
--------------------------------------------------------------------------------------------------------
     Net expenses                                                                            $   852,546
--------------------------------------------------------------------------------------------------------
       Net investment income                                                                 $   467,825
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                             $15,595,248
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                        (493,606)      $15,101,642
--------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                             $13,484,112
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          (8,835)      $13,475,277
--------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                  $28,576,919
--------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                       $29,044,744
========================================================================================================

The accompanying notes are an integral part of these financial statements.


26     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

Statements of Changes in Net Assets

For the Six Months Ended 2/28/11 and the Year Ended 8/31/10, respectively

-------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                   Ended
                                                                   2/28/11           Year Ended
                                                                   (unaudited)       8/31/10
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $    467,825      $  1,402,150
Net realized gain on investments and foreign currency
  transactions                                                       15,101,642        12,022,435
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              13,475,277       (15,096,865)
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    $ 29,044,744      $ (1,672,280)
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.06 and $0.03 per share, respectively)               $   (415,946)     $   (203,491)
   Class B ($0.00 and $0.00 per share, respectively)                         --                --
   Class C ($0.00 and $0.00 per share, respectively)                         --                --
   Class Y ($0.11 and $0.05 per share, respectively)                   (711,220)         (372,349)
-------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $ (1,127,166)     $   (575,840)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $  5,787,668      $ 10,121,527
Reinvestment of distributions                                           411,192           195,488
Cost of shares repurchased                                          (11,904,766)      (21,899,281)
-------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                            $ (5,705,906)     $(11,582,266)
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $ 22,211,672      $(13,830,386)
NET ASSETS:
Beginning of period                                                 131,862,796       145,693,182
-------------------------------------------------------------------------------------------------
End of period                                                      $154,074,468      $131,862,796
=================================================================================================
Undistributed net investment income                                $    466,942      $  1,126,283
=================================================================================================

The accompanying notes are an integral part of these financial statements.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     27

--------------------------------------------------------------------------------------------
                                     '11 Shares    '11 Amount    '10 Shares      '10 Amount
                                     (unaudited)   (unaudited)
--------------------------------------------------------------------------------------------
Class A
Shares sold                           430,604      $ 4,198,142       615,218     $ 6,093,640
Reinvestment of distributions          40,573          398,433        20,447         189,737
Less shares repurchased              (691,893)      (6,735,080)   (1,617,227)    (14,587,783)
--------------------------------------------------------------------------------------------
   Net decrease                      (220,716)     $(2,138,505)     (981,562)    $(8,304,406)
============================================================================================
Class B
Shares sold                            16,419      $   157,619        55,616     $   549,379
Reinvestment of distributions              --               --            --              --
Less shares repurchased              (128,946)      (1,231,763)     (326,553)     (2,926,878)
--------------------------------------------------------------------------------------------
   Net decrease                      (112,527)     $(1,074,144)     (270,937)    $(2,377,499)
============================================================================================
Class C
Shares sold                            92,415      $   890,724       123,259     $ 1,162,452
Reinvestment of distributions              --               --            --              --
Less shares repurchased               (71,043)        (690,314)     (202,072)     (1,796,016)
--------------------------------------------------------------------------------------------
   Net increase (decrease)             21,372      $   200,410       (78,813)    $  (633,564)
============================================================================================
Class Y
Shares sold                            57,077      $   541,183       208,730     $ 2,316,056
Reinvestment of distributions           1,295           12,759           619           5,751
Less shares repurchased              (337,302)      (3,247,609)     (288,865)     (2,588,604)
--------------------------------------------------------------------------------------------
   Net decrease                      (278,930)     $(2,693,667)      (79,516)    $  (266,797)
============================================================================================

The accompanying notes are an integral part of these financial statements.


28     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        2/28/11       Year Ended  Year Ended   Year Ended  Year Ended  12/15/05 (a)
                                                        (unaudited)   8/31/10     8/31/09      8/31/08     8/31/07     to 8/31/06
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                    $  8.44       $  8.56     $ 10.42      $ 12.53     $11.18      $   10.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                  $  0.03       $  0.08     $  0.07      $  0.14     $ 0.08      $    0.07
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            1.85         (0.17)      (1.76)       (1.38)      1.53           1.11
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations     $  1.88       $ (0.09)    $ (1.69)     $ (1.24)    $ 1.61      $    1.18
Distribution to shareowners:
 Net investment income                                    (0.06)        (0.03)      (0.17)       (0.11)     (0.05)            --
 Net realized gain                                           --            --          --        (0.76)     (0.21)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $  1.82       $ (0.12)    $ (1.86)     $ (2.11)    $ 1.35      $    1.18
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 10.26       $  8.44     $  8.56      $ 10.42     $12.53      $   11.18
===================================================================================================================================
Total return*                                             22.28%        (1.13)%    (15.83)%     (10.68)%    14.58%      11.80%(b
Ratio of net expenses to average net assets+               1.30%**       1.30%       1.30%        1.31%      1.30%          1.30%**
Ratio of net investment income to average net assets+      0.49%**       0.82%       0.69%        1.30%      1.05%          1.42%**
Portfolio turnover rate                                     248%**        114%        120%         137%        74%            35%(b)
Net assets, end of period (in thousands)                $72,448       $61,466     $70,718      $ 3,060     $2,562      $     832
Ratios with no waiver of fees and assumption of
 expenses  by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                              1.66%**       1.71%       2.25%        4.61%      6.11%         11.05%**
 Net investment income (loss)                              0.13%**       0.41%      (0.26)%      (2.00)%    (3.76)%        (8.33)%**
Ratios with waiver of fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                              1.30%**       1.30%       1.30%        1.30%      1.30%          1.30%**
 Net investment income                                     0.49%**       0.82%       0.69%        1.31%      1.05%          1.42%**
===================================================================================================================================

(a) Class A shares were first publicly offered on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                  Pioneer Global Equity Fund | Semiannual Report | 2/28/11    29

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        2/28/11       Year Ended  Year Ended   Year Ended  Year Ended  12/15/05 (a)
                                                        (unaudited)   8/31/10     8/31/09      8/31/08     8/31/07     to 8/31/06
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                    $ 8.30        $ 8.47      $ 10.28      $12.37      $11.10      $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $(0.01)       $ 0.00(c)   $ (0.02)     $ 0.03      $ 0.00(c)   $ 0.03
 Net realized and unrealized gain (loss) on
  investments  and foreign currency transactions          1.81         (0.17)       (1.70)      (1.36)       1.49        1.07
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations      $ 1.80        $(0.17)     $ (1.72)     $(1.33)     $ 1.49      $ 1.10
Distribution to shareowners:
 Net investment income                                      --            --        (0.09)         --       (0.01)         --
 Net realized gain                                          --            --           --       (0.76)      (0.21)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $ 1.80        $(0.17)     $ (1.81)     $(2.09)     $ 1.27      $ 1.10
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.10        $ 8.30      $  8.47      $10.28      $12.37      $11.10
===================================================================================================================================
Total return*                                            21.69%        (2.01)%     (16.57)%    (11.46)%     13.55%      11.00%(b)
Ratio of net expenses to average net assets+              2.20%**       2.20%        2.20%       2.21%       2.20%       2.20%**
Ratio of net investment income (loss) to average
 net assets+                                             (0.41)%**      0.11%       (0.01)%      0.41%       0.12%       0.45%**
Portfolio turnover rate                                    248%**        114%         120%        137%         74%         35%(b)
Net assets, end of period (in thousands)                $5,664        $5,587      $ 7,994      $1,403      $1,200      $  549
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                             2.85%**       2.93%        4.14%       5.37%       6.84%      11.40%**
 Net investment income (loss)                            (1.06)%**      0.84%       (1.95)%     (2.75)%     (4.52)%     (8.75)%**
Ratios with waiver of fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                            2.20%**       2.20%        2.20%       2.20%       2.20%       2.20%**
 Net investment income (loss)                           (0.41)%**      0.11%       (0.01)%      0.42%       0.12%       0.45%**
===================================================================================================================================

(a) Class B shares were first publicly offered on December 15, 2005.
(b) Not annualized.
(c) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30    Pioneer Global Equity Fund | Semiannual Report | 2/28/11

------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended
                                                         2/28/11       Year Ended  Year Ended   Year Ended  Year Ended  12/15/05 (a)
                                                         (unaudited)   8/31/10     8/31/09      8/31/08     8/31/07     to 8/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                     $ 8.31        $ 8.48      $ 10.26      $ 12.39     $11.10      $10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                            $(0.02)       $ 0.00(d)   $ (0.04)     $  0.03     $ 0.01      $ 0.03
 Net realized and unrealized gain (loss) on
 investments and foreign currency transactions             1.83         (0.17)       (1.68)       (1.36)      1.49        1.07
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations       $ 1.81        $(0.17)     $ (1.72)     $ (1.33)    $ 1.50      $ 1.10
Distribution to shareowners:
 Net investment income                                       --            --        (0.06)       (0.04)        --          --
 Net realized gain                                           --            --           --        (0.76)     (0.21)         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $ 1.81        $(0.17)     $ (1.78)     $ (2.13)    $ 1.29      $ 1.10
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.12        $ 8.31      $  8.48      $ 10.26     $12.39      $11.10
====================================================================================================================================
Total return*                                             21.78%        (2.00)%     (16.58)%     (11.47)%    13.65%      11.00%(b)
Ratio of net expenses to average net assets+               2.20%**       2.20%        2.20%        2.21%      2.20%       2.20%**
Ratio of net investment income (loss) to average
net assets+                                               (0.41)%**     (0.07)%       0.00%(c)     0.35%      0.12%       0.45%**
Portfolio turnover rate                                     248%**        114%         120%         137%        74%         35%(b)
Net assets, end of period (in thousands)                 $7,663        $6,118      $ 6,910      $   818     $  780      $  445
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                              2.51%**       2.54%        3.76%        5.45%      6.70%      10.98%**
 Net investment income (loss)                             (0.72)%**     (0.41)%      (1.56)%      (2.89)%     4.38%      (8.33)%**
Ratios with waiver of fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                              2.20%**       2.20%        2.20%        2.20%      2.20%       2.20%**
 Net investment income (loss)                             (0.41%)**      0.07%        0.00%(c)     0.36%      0.12%       0.45%**
====================================================================================================================================

(a) Class C shares were first publicly offered on December 15, 2005.
(b) Not annualized.
(c) Amount rounds to less than 0.01%.
(d) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                  Pioneer Global Equity Fund | Semiannual Report | 2/28/11    31

----------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended           Year
                                                           2/28/11         Ended        12/31/08 (a)
                                                           (unaudited)     8/31/10      to 8/31/09
----------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                      $  8.49         $  8.59      $  7.25
----------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                    $  0.05         $  0.12      $  0.06
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                         1.86           (0.17)        1.28
----------------------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations        $  1.91         $ (0.05)     $  1.34
 Distribution to shareowners:
  Net investment income                                      (0.11)          (0.05)          --
  Net realized gain                                             --              --           --
----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                $  1.81         $ (0.10)     $  1.34
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 10.30         $  8.49      $  8.59
====================================================================================================
 Total return*                                               22.63%          (0.59)%      18.48%(b)
 Ratio of net expenses to average net assets+                 0.80%**         0.80%        0.80%**
 Ratio of net investment income to average net assets+        0.99%**         1.33%        2.57%**
 Portfolio turnover rate                                       248%**          114%         120%
 Net assets, end of period (in thousands)                  $68,299         $58,692      $60,071
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                                0.95%**         0.96%        1.10%**
  Net investment income                                       0.84%**         1.17%        2.27%**
 Ratios with waiver of fees by the Adviser and reduction
  for fees paid indirectly:
  Net expenses                                                0.80%**         0.80%        0.80%**
  Net investment income                                       0.99%**         1.33%        2.57%**
====================================================================================================

(a) Class Y shares were first publicly offered on December 31, 2008.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

Notes to Financial Statements | 2/28/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Global Equity Fund, formerly Pioneer Global Select Equity Fund (the
Fund), is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund commenced operations on December 15, 2005. The Fund's investment objective is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on December 31, 2008. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates and economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     33

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by an independent pricing service that supplies an appropriate fair value factor is appropriate for the Fund.

   The Fund may also use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At February 28, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.


34     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

   Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2010 was as follows:


--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                     $575,840
--------------------------------------------------------------------------------
      Total                                                            $575,840
================================================================================


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     35

   The following shows the components of distributable earnings on a federal income tax basis at August 31, 2010:

--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                  $  1,126,283
   Capital loss carryforward                                       (71,747,263)
   Unrealized depreciation                                            (200,612)
--------------------------------------------------------------------------------
      Total                                                       $(70,821,592)
================================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on partnerships.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $3,570 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2011.

D. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

E. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


36     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     37

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million, 0.70% of the next $500 million and 0.65% on assets over $1 billion. For the six months ended February 28, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce the Fund's expenses to 1.30%, 2.20%, 2.20%, and 0.80% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. Expenses waived during the six months ended February 28, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through January 1, 2012 for each class of shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,341 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2011.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2011, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $35,934
 Class B                                                                  4,771
 Class C                                                                  6,899
 Class Y                                                                    679
--------------------------------------------------------------------------------
    Total:                                                              $48,283
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $36,144 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2011.


38     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,565 in distribution fees payable to PFD at February 28, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2011, CDSCs in the amount of $2,220 were paid to PFD.

5. Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2011, the Fund's expenses were not reduced under such arrangements.

6. Forward Foreign Currency Contracts

At February 28, 2011, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of contracts open during the six months ended February 28, 2011 was $634,196,748. Open portfolio hedges at February 28, 2011 were as follows:


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     39

---------------------------------------------------------------------------------------------------
                       Net                                                               Net
                       Contracts        In               Settlement                      Unrealized
 Currency              to deliver       Exchange For     Date           Value            Gain
---------------------------------------------------------------------------------------------------
        EUR               2,000,000     $ 2,617,148      3/31/11        $ 2,758,058      $ 140,910
 (European Euro)
        EUR              (2,000,000)    $(2,628,808)     3/31/11        $(2,758,698)     $(129,890)
 (European Euro)
        JPY            (400,000,000)    $(4,883,170)     3/31/11        $(4,890,800)     $  (7,630)
 (Japanese Yen)
        JPY             400,000,000     $ 4,900,141      3/31/11        $ 4,890,800      $  (9,341)
 (Japanese Yen)                                                                          ---------
                                                                                         $   5,951

The Fund's gross forward currency settlement contracts receivable and payable were $143,197 and $143,140, respectively, resulting in a net receivable of $57.

7. Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of February 28, 2011 were as follows:

-----------------------------------------------------------------------------------------
Derivatives Not Accounted       Asset Derivatives 2011      Liabilities Derivatives 2011
for as Hedging                  ------------------------   -------------------------------
Instruments Under
Accounting Standards            Balance                     Balance
Codification (ASC) 815          Sheet                       Sheet
(formerly FASB Statement 133)   Location         Value      Location       Value
-----------------------------------------------------------------------------------------
 Foreign Exchange Contracts     Receivables      $ --       Payables*      $5,894
-----------------------------------------------------------------------------------------
    Total                                        $ --                      $5,894
-----------------------------------------------------------------------------------------

* Foreign Exchange Contracts are shown as a net payable on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2011 was as follows:

-------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as                                                                   Change in
Hedging Instruments                                               Realized Gain    Unrealized
Under Accounting                                                  or (Loss) on     Gain or (Loss)
Standards Codification        Location of Gain or (Loss)          Derivatives      on Derivatives
(ASC) 815 (formerly FASB      On Derivatives Recognized           Recognized       Recognized
Statement 133)                in Income                           in Income        in Income
-------------------------------------------------------------------------------------------------
 Foreign Exchange Contracts   Net realized loss on forward        $(175,115)
                              foreign currency contracts and
                              other assets and liabilities
                              denominated in foreign currencies
 Foreign Exchange Contracts   Change in unrealized loss on                         $(5,894)
                              forward foreign currency contracts
                              and other assets and liabilities
                              denominated in foreign currencies


40     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     41

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Global Equity Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


42     Pioneer Global Equity Fund | Semiannual Report | 2/28/11
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2010, and in the fourth quintile of its Morningstar category for the three year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the reasons for the Fund's underperformance with PIM in view of the Fund's investment approach and the market conditions present during the relevant periods. The Trustees agreed that they would continue to monitor the performance of the Fund closely.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     43
in the first quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as


44     Pioneer Global Equity Fund | Semiannual Report | 2/28/11
the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     45

Trustees, Officers and Service Providers

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Daniel K. Kingsbury, Executive
Mary K. Bush                                  Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer
Margaret B.W. Graham                        Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


46     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

                           This page for your notes.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     47

                           This page for your notes.


48     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

                           This page for your notes.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     49

                           This page for your notes.


50     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

                           This page for your notes.


                 Pioneer Global Equity Fund | Semiannual Report | 2/28/11     51

                           This page for your notes.


52     Pioneer Global Equity Fund | Semiannual Report | 2/28/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com



Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2011 Pioneer Investments 19129-05-0411


Pioneer High Income
Municipal Fund


--------------------------------------------------------------------------------
Semiannual Report | February 28, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PIMAX
Class C   HICMX
Class Y   HIMYX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               13
Schedule of Investments                                                       15
Financial Statements                                                          25
Notes to Financial Statements                                                 32
Approval of Investment Advisory Agreement                                     38
Trustees, Officers and Service Providers                                      42



          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets


2     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11
your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Respectfully,


/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     3

Portfolio Management Discussion | 2/28/11

Concerns about the financial health of American cities and towns undermined the performance of municipal bonds during the six months ended February 28, 2011, although market sentiment appeared to improve toward the end of the period. In the following interview, Timothy Pynchon, vice president at Pioneer and lead portfolio manager of Pioneer High Income Municipal Fund, discusses the factors that affected the municipal bond market and the Fund's performance over the six-month period. Mr. Pynchon is responsible for the day-to-day management of the Fund and is supported by David Eurkus, vice president at Pioneer.

Q  How did the Fund perform during the six-month period ended February 28, 2011?


A Pioneer High Income Municipal Fund Class A shares returned -4.48% at net asset value during the six months ended February 28, 2011, while the Fund's benchmark, the Barclays Capital High Yield Municipal Bond Index (the Barclays Index), returned -3.23%. Over the same period, the average return of the 126 mutual funds in Lipper's High Yield Municipal Debt Funds category was -5.45%. As of February 28, 2011, the Fund's Class A shares provided a 30-day SEC yield of 7.30%. As of February 28, 2011, 24.37% of the Fund's investments were subject to the federal Alternative Minimum Tax, and the Fund held investments in 179 bond issues from 30 states.

Q What was the investment environment like for high-yield municipal bond investments during the six months ended February 28, 2011?

A The period began with positive results through October 2010, continuing the favorable trend that had driven good performance by high-yield municipal investments for most of 2010. Market sentiment abruptly shifted to the negative in November, however, following the well-publicized remarks by one financial analyst warning of the possibility of widespread bankruptcies by municipalities. While we did not share that view, the remarks nevertheless cast a shadow over the municipal market, including high-yield issues, especially in November and December of 2010 when investor money flowed out of the municipal bond market. That said, the high-yield market did rebound in early 2011 on the heels of some better news, including an announced tax deal between Congress and President Obama that extended the Bush-era tax rates, which were set to expire on December 31, 2010.

   Throughout the six-month period, our view was that the negative sentiment that hindered the market's overall performance was not justified. We


4     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11
   believed that while budget shortfalls existed for many state and municipal governments, the chances of widespread defaults and bankruptcies were very small. We believed tougher government austerity programs were more likely and that state and local governments had many ways to raise revenues or reduce expenditures to avoid defaulting on their debt obligations. Moreover, there are significant legal impediments to bankruptcy filings. States, for example, do not have the authority to file for bankruptcy.

Q What were your investment strategies for the Fund during the six months ended February 28, 2011, and how did they affect the Fund's performance?

A We maintained a consistent posture in the Fund's portfolio, completely avoiding general obligation bonds, which are financed by municipal tax revenue and are more directly exposed to the general financial problems of state and local governments. Instead, we focused the Fund's assets exclusively on revenue bonds, which rely on revenues from specific funding sources. In particular, we emphasized investments in four sectors that produce their own fees and revenues: airlines and airports; continuing care retirement communities (CCRCs); industrial development bonds for corporate projects; and bonds backed by court settlements from tobacco liability cases. As of February 28, 2011, approximately 25% of the Fund's assets were invested airline and airport bonds; about 25% of assets were invested in CCRC bonds; about 10% to 11% were in bonds backed by corporate revenues; and 12% of assets were invested in bonds backed by revenues from tobacco court settlement bonds. We believed that all of those securities had the potential to perform well in 2011, given our view that the economic rebound was likely to continue, thus supporting the funding sources of the revenue bonds in which we had invested the Fund's assets. Our investment discipline relies heavily on independent fundamental analysis. We analyze both the credit-worthiness of each bond issuer and the reliability and sustainability of each revenue stream before we invest in a security.

   The Fund's return trailed that of the benchmark Barclays Index over the six-month period primarily because of investments in tobacco bonds, which are not part of the benchmark and which underperformed over the period. In general, we apply a buy-and-hold strategy when investing the Fund's assets, buying securities for the longer term after we have subjected them to intense analysis. We invest the Fund in more volatile tobacco bonds, however, to give us the opportunity to move the Fund in and out of the sector as conditions change and as we see opportunities either to increase the positions at attractive valuations or to reduce the positions after periods of stronger performance. While the Fund underperformed its benchmark during the six-month period, the focus on revenue bonds rather than general obligation securities helped the Fund outperform its Lipper peer group.


          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     5

   As of February 28, 2011, the Fund held no investments in general obligation bonds.

Q  What is your investment outlook?

A We think that the securities in which we have invested the Fund have the potential to perform well in 2011, especially given our belief that the economy will continue to strengthen and that the Federal Reserve's monetary policy will keep short-term interest rates at low levels to accommodate further growth. We also believe that there is value in the municipal bond market, as the tax-advantaged yields of municipal securities compare very favorably with yields offered by the taxable bond sectors. Moreover, we think that revenue bonds offer a unique opportunity to take advantage of the recent sell-off in the municipal market, as many solid bonds are selling at discounted prices while continuing to provide predictable, healthy income. We may have to wait for retail investors to recognize once again the values in the high-yield municipal market, but we believe that those investors are likely to return to the market as the economy continues to strengthen, as the worst-case scenarios for municipals fail to materialize, and as high-yield bonds maintain their generous income streams.

Please refer to the Schedule of Investments on pages 15-24 for a full listing of Fund securities.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy.

A portion of the Fund's income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. By investing primarily in municipal securities, the Fund is more susceptible to adverse economic, political or regulatory developments than is a fund that invests more broadly.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

6     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Past performance is not a guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     7

Portfolio Summary | 2/28/11

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                              0.7%
AA                                               0.7%
A                                                3.0%
BBB                                             14.1%
BB & Lower                                      81.0%
Commercial Paper                                 0.5%


Bond ratings are ordered highest to lowest in portfolio. Based on Standard & Poor's measures, AAA (highest possible rating) through BBB are considered investment grade; BB or lower ratings are considered non-investment grade. Cash equivalents and some bonds may not be rated.


Maturity Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

<1 Year                                          1.3%
1-3 Years                                        1.0%
3-6 Years                                       10.5%
6-8 Years                                       12.4%
8-10 Years                                      14.1%
10+ Years                                       60.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*


    1.    Chicago Illinois O'Hare International Airport, 5.5%, 12/1/30                3.97%
    2.    Michigan Tobacco Settlement Finance, 6.0%, 6/1/48                           3.96
    3.    Tobacco Settlement Financing Corp., 5.0%, 6/1/47                            3.88
    4.    Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31         2.80
    5.    Greater Orlando Aviation Authority, 6.5%, 11/15/36                          2.32
    6.    Illinois Finance Authority, 8.125%, 2/15/40                                 2.29
    7.    Illinois Finance Authority, 8.25%, 5/15/45                                  2.28
    8.    New York City Industrial Development Agency, 5.25%, 12/1/32                 2.20
    9.    Dallas-Fort Worth International Airport, 5.5%, 11/1/30                      2.11
   10.    Buckeye Ohio Tobacco Settlement, 6.5%, 6/1/47                               1.93

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Prices and Distributions | 2/28/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                       2/28/11           8/31/10
--------------------------------------------------------------------------------
       A                           $ 7.36            $ 7.97
--------------------------------------------------------------------------------
       C                           $ 7.37            $ 7.96
--------------------------------------------------------------------------------
       Y                           $ 7.29            $ 7.88
--------------------------------------------------------------------------------

Distributions per Share: 9/1/10-2/28/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A              $ 0.2580            $ --              $ --
--------------------------------------------------------------------------------
       C              $ 0.2286            $ --              $ --
--------------------------------------------------------------------------------
       Y              $ 0.2649            $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Barclays Capital High Yield Municipal Bond Index measures the performance of the high-yield municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts shown on pages 10-12.


          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     9

Performance Update | 2/28/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer High Income Municipal Fund at public offering price, compared to that of the Barclays Capital High Yield Municipal Bond Index.


 Average Annual Total Returns
 (As of February 28, 2011)
------------------------------------------------------------------------------
                                          Net Asset       Public Offering
 Period                                   Value (NAV)     Price (POP)
------------------------------------------------------------------------------
 Life-of-Class
 (10/17/06)                                -0.31%          -1.35%
 1 Year                                     3.32           -1.34
------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
------------------------------------------------------------------------------
                                           Gross          Net
------------------------------------------------------------------------------
                                           0.95%           0.90%
------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MTN/LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer               Barclays Capital
                         High Income                High Yield
                        Municipal Fund          Municipal Bond Index
                        --------------          --------------------
10/06                        9550                      10000
2/07                         9909                      10270
2/08                         8948                       9569
2/09                         6836                       7805
2/10                         9095                       9878
2/11                         9397                      10337

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Performance Update | 2/28/11                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Barclays Capital High Yield Municipal Bond Index.


 Average Annual Total Returns
 (As of February 28, 2011)
--------------------------------------------------------------------------------
                                              If           If
 Period                                       Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (10/17/06)                                   -1.17%       -1.17%
 1 Year                                        2.77         2.77
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
--------------------------------------------------------------------------------
                                              Gross        Net
--------------------------------------------------------------------------------
                                               1.69%        1.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MTN/LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer               Barclays Capital
                         High Income                High Yield
                        Municipal Fund          Municipal Bond Index
                        --------------          --------------------
10/06                        10000                     10000
2/07                         10329                     10270
2/08                          9219                      9569
2/09                          6990                      7805
2/10                          9217                      9878
2/11                          9471                     10337


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 1/1/12 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     11

Performance Update | 2/28/11                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer High Income Municipal Fund, compared to that of the Barclays Capital High Yield Municipal Bond Index.


 Average Annual Total Returns
 (As of February 28, 2011)
--------------------------------------------------------------------------------
                                             If           If
 Period                                      Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (10/17/06)                                  -0.48%       -0.48%
 1 Year                                       3.81         3.81
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2010)
--------------------------------------------------------------------------------
                                             Gross        Net
--------------------------------------------------------------------------------
                                              0.67%        0.67%
--------------------------------------------------------------------------------

Value of $5 Million Investment

                           Pioneer               Barclays Capital
                         High Income                High Yield
                        Municipal Fund          Municipal Bond Index
                        --------------          --------------------
10/06                        5000000                   5000000
2/07                         5187054                   5135163
2/08                         4644234                   4784639
2/09                         3552200                   3902577
2/10                         4701409                   4939057
2/11                         4880716                   5168354

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on actual returns from September 1, 2010 through February 28, 2011.


--------------------------------------------------------------------------------
 Share Class                          A                C                Y
--------------------------------------------------------------------------------
 Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 9/1/10
--------------------------------------------------------------------------------
 Ending Account Value             $   955.20       $   954.00       $   958.10
 (after expenses) on 2/28/11
--------------------------------------------------------------------------------
 Expenses Paid                    $     4.27       $     7.95       $     3.30
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 1.64% and 0.68% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from September 1, 2010 through February 28, 2011.


--------------------------------------------------------------------------------
 Share Class                          A                C                Y
--------------------------------------------------------------------------------
 Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 9/1/10
--------------------------------------------------------------------------------
 Ending Account Value             $ 1,020.43       $ 1,016.66       $ 1,021.42
 (after expenses) on 2/28/11
--------------------------------------------------------------------------------
 Expenses Paid                    $     4.41       $     8.20       $     3.41
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 1.64% and 0.68% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Schedule of Investments | 2/28/11 (unaudited)


-------------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                       MUNICIPAL BONDS -- 97.8%
                                       Various States -- 0.1%
  1,175,000  12.00              NR/NR  Non-Profit Preferred Funding Various
                                       States, Floating Rate Note, 9/15/37           $    717,020
-------------------------------------------------------------------------------------------------
                                       Alabama -- 2.0%
  6,275,000                      B/B2  Alabama Industrial Development Authority,
                                       6.45%, 12/1/23                                $  5,914,501
  2,000,000                     NR/NR  Huntsville-Redstone VLG Alabama,
                                       6.875%, 1/1/43                                   1,681,720
  1,000,000                   B-/Caa2  Jefferson County Alabama Public Building,
                                       5.125%, 4/1/19                                     820,020
    985,000                   B-/Caa2  Jefferson County Public Building Authority,
                                       5.125%, 4/1/17                                     809,936
  3,000,000                   B-/Caa2  Jefferson County Public Building Authority,
                                       5.125%, 4/1/18                                   2,463,510
  2,000,000                   B-/Caa2  Jefferson County Public Building Authority,
                                       5.125%, 4/1/21                                   1,637,040
                                                                                     ------------
                                                                                     $ 13,326,727
-------------------------------------------------------------------------------------------------
                                       Arizona -- 1.0%
  2,000,000                     NR/NR  Pima County Arizona Development
                                       Authority, 7.0%, 1/1/38                       $  1,772,180
    750,000                     NR/NR  Pima County Arizona, 8.5%, 7/1/39                  772,838
  4,000,000                     NR/NR  San Luis Facility Development Corp.,
                                       8.375%, 5/1/27                                   3,915,560
                                                                                     ------------
                                                                                     $  6,460,578
-------------------------------------------------------------------------------------------------
                                       California -- 4.6%
    334,656                     NR/NR  California Statewide, 9.0%, 12/1/38           $     19,243
  1,000,000                    BBB/NR  California Statewide Communities
                                       Development Authority, 7.25%, 11/15/41           1,043,760
  2,000,000                     NR/NR  California Statewide Communities,
                                       7.5%, 6/1/42                                     2,013,080
  2,500,000                     NR/NR  City of Alhambra California,
                                       7.625%, 1/1/40                                   2,526,300
  4,810,000                     A-/NR  Compton Community Redevelopment
                                       Agency, 6.0%, 8/1/42                             4,281,333
 15,000,000                 BBB-/Baa3  Foothill-Eastern Transportation,
                                       0.0%, 1/15/33                                    2,478,450
 10,000,000                 BBB-/Baa3  Foothill-Eastern Transportation,
                                       0.0%, 1/15/36                                    1,320,500
 83,415,000                      B/NR  Golden State Tobacco Securitization Co.,
                                       0.0%, 6/1/47                                     1,793,423
  2,000,000                   B-/Caa2  Los Angeles California REG, 7.5%,
                                       12/1/24                                          2,004,040
 10,000,000                   AA+/Aa3  Oceanside Unified School, 0.0%, 8/1/40           1,287,200
 10,020,000                   AA+/Aa3  Oceanside Unified School, 0.0%, 8/1/41           1,206,909
 28,055,000                   AA+/Aa3  Oceanside Unified School, 0.0%, 8/1/49           1,831,430

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     15

------------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                    Value
------------------------------------------------------------------------------------------------
                                        California -- (continued)
  5,000,000                     A+/WR   Pittsburg Redevelopment, 0.0%, 8/1/28       $  1,369,850
  9,145,000                     A+/WR   Pittsburg Redevelopment, 0.0%, 8/1/30          2,119,445
  2,900,000                     A+/WR   Pittsburg Redevelopment Agency,
                                        0.0%, 8/1/25                                   1,030,631
 47,875,000                   AA-/Aa3   Westside Union School District,
                                        0.0%, 8/1/50                                   3,070,224
  8,090,000                     A/Aa2   Yuba Community College District,
                                        0.0%, 8/1/42                                     828,659
                                                                                    ------------
                                                                                    $ 30,224,477
------------------------------------------------------------------------------------------------
                                        Colorado -- 2.7%
  1,055,000                     NR/NR   Colorado Educational, 5.625%, 12/1/36       $    787,737
  2,000,000                    BB/Ba2   Colorado Health Facilities Authority,
                                        5.75%, 1/1/37                                  1,637,740
  3,900,000                    BBB/NR   Denver Health, 1.333%, 12/1/33                 2,537,496
 10,000,000                     NR/NR   Kremmling Memorial Hospital District,
                                        7.125%, 12/1/45                                9,199,000
  3,500,000                     NR/NR   Three Springs Metropolitan District,
                                        7.75%, 12/1/39                                 3,266,375
                                                                                    ------------
                                                                                    $ 17,428,348
------------------------------------------------------------------------------------------------
                                        Florida -- 7.0%
 15,000,000                    BBB/A2   County of Miami-Dade Florida,
                                        0.0%, 10/1/30                               $  3,859,800
 17,470,000                     A+/A2   County of Miami-Dade Florida,
                                        0.0%, 10/1/40                                  2,095,177
    950,000                     NR/NR   Florida Housing Finance Corp.,
                                        6.75%, 2/15/12                                   949,269
  4,300,000                     NR/NR   Florida Housing Finance Corp.,
                                        7.25%, 8/15/27                                 4,171,602
  4,050,000                    BB+/NR   Florida Keys College Campus Foundation,
                                        Inc., 7.0%, 11/1/42                            3,842,964
  1,000,000                     NR/NR   Greater Orlando Aviation Authority,
                                        6.375%, 11/15/26                                 939,960
 15,965,000                     NR/NR   Greater Orlando Aviation Authority,
                                        6.5%, 11/15/36                                14,820,310
  2,380,000                     NR/NR   Hillsborough County Florida Industrial
                                        Development, 6.75%, 7/1/29                     2,118,962
  2,910,000                     NR/NR   Hillsborough County, 6.5%, 7/1/29              2,550,208
  1,465,000                     NR/NR   Hillsborough County Industrial,
                                        6.7%, 7/1/21                                   1,429,488
  4,200,000                     BB/NR   Lee County Florida Industrial Development
                                        Authority, 5.375%, 6/15/37                     3,139,038
  1,920,000                     NR/NR   Liberty County Florida, 8.25%, 7/1/28          1,884,672
  4,700,000                     NR/NR   Palm Beach County Health Facilities
                                        Authority, 5.875%, 11/15/37                    4,151,510
                                                                                    ------------
                                                                                    $ 45,952,960
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

-------------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                        Georgia -- 2.9%
  6,000,000                   CCC+/NR   Clayton County Development,
                                        8.75%, 6/1/29                                $  6,736,020
  4,500,000                   CCC+/NR   Clayton County Development Authority,
                                        9.0%, 6/1/35                                    4,808,655
  3,150,000                     NR/NR   Fulton County Georgia Water and Sewer
                                        Revenue, 5.0%, 7/1/27                           2,124,455
  8,500,000                     NR/NR   Fulton County Georgia Water and Sewer
                                        Revenue, 5.125%, 7/1/42                         5,076,795
                                                                                     ------------
                                                                                     $ 18,745,925
-------------------------------------------------------------------------------------------------
                                        Hawaii -- 0.4%
  1,500,000                     NR/NR   Hawaii State Department Budget,
                                        7.5%, 11/15/15                               $  1,515,105
  1,000,000                     NR/NR   Hawaii State Department Budget,
                                        9.0%, 11/15/44                                  1,102,580
                                                                                     ------------
                                                                                     $  2,617,685
-------------------------------------------------------------------------------------------------
                                        Iowa -- 1.3%
  4,495,000                     NR/NR   Iowa Finance Authority Senior Housing,
                                        5.625%, 12/1/45                              $  2,653,668
  1,455,000                     NR/NR   Iowa Finance Authority, 5.0%, 11/15/12          1,381,755
  4,250,000                     BB/NR   Iowa Finance Authority, 5.5%, 11/15/37          2,640,440
  3,000,000                  BBB/Baa3   Iowa Tobacco Settlement Authority,
                                        5.375%, 6/1/38                                  2,123,700
                                                                                     ------------
                                                                                     $  8,799,563
-------------------------------------------------------------------------------------------------
                                        Illinois -- 17.9%
 33,500,000                   NR/Caa2   Chicago Illinois O'Hare International
                                        Airport, 5.5%, 12/1/30                       $ 25,411,090
  3,500,000                     BB/B1   County of Cook Illinois, 6.5%, 10/15/40         3,537,065
  1,690,000                     NR/NR   Illinois Finance Authority, 5.5%, 5/15/37       1,251,073
  5,000,000                     NR/NR   Illinois Finance Authority,
                                        5.625%, 2/15/37                                 3,814,750
  4,500,000                     BB/NR   Illinois Finance Authority,
                                        6.25%, 11/15/35                                 3,646,395
  3,000,000                    BB-/B1   Illinois Finance Authority,
                                        6.5%, 10/15/40                                  3,031,770
  1,625,000                     NR/NR   Illinois Finance Authority, 7.0%, 5/15/18       1,576,591
  5,085,000                     NR/NR   Illinois Finance Authority,
                                        7.625%, 5/15/25                                 4,843,310
  1,400,000                     NR/NR   Illinois Finance Authority,
                                        7.75%, 5/15/30                                  1,322,566
  1,265,000                     NR/NR   Illinois Finance Authority, 8.0%, 2/15/30       1,212,730
  5,545,000                     NR/NR   Illinois Finance Authority, 8.0%, 5/15/40       5,235,035
 10,740,000                     NR/NR   Illinois Finance Authority, 8.0%, 5/15/46      10,117,080
 15,570,000                     NR/NR   Illinois Finance Authority,
                                        8.125%, 2/15/40                                14,658,529

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     17

----------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                  Value
----------------------------------------------------------------------------------------------
                                        Illinois -- (continued)
  4,500,000                     BB/NR   Illinois Finance Authority,
                                        8.125%, 5/15/40                           $  4,299,390
 12,925,000                     NR/NR   Illinois Finance Authority,
                                        8.25%, 2/15/46                              12,249,410
 15,135,000                     BB/NR   Illinois Finance Authority,
                                        8.25%, 5/15/45                              14,566,372
  3,360,000                     NR/NR   Southwestern Illinois Development
                                        Authority Revenue, 5.625%, 11/1/26           2,267,933
  2,500,000                     NR/NR   Southwestern Illinois Development
                                        Authority Revenue, 6.625%, 6/1/37            2,161,875
  1,000,000                     NR/NR   Upper Illinois River Valley Development
                                        Authority, 7.25%, 11/15/40                     892,590
  1,200,000                     NR/NR   Upper Illinois River Valley Development
                                        Authority, 7.375%, 11/15/45                  1,074,612
                                                                                  ------------
                                                                                  $117,170,166
----------------------------------------------------------------------------------------------
                                        Indiana -- 1.1%
  3,500,000                     NR/NR   City of Crown Point, 8.0%, 11/15/39       $  3,308,690
    715,000                    B/Caa2   City of East Chicago, 5.5%, 9/1/28             588,938
  1,500,000                   BBB-/NR   Hammond Local Public Improvement,
                                        6.75%, 8/15/35                               1,470,075
  2,015,000                     NR/NR   St. Joseph County Industrial Education,
                                        6.0%, 5/15/38                                1,713,153
                                                                                  ------------
                                                                                  $  7,080,856
----------------------------------------------------------------------------------------------
                                        Louisiana -- 0.8%
  5,210,000                  BBB-/Ba2   Louisiana Local Government
                                        Environmental Facilities & Communities,
                                        6.5%, 11/1/35                             $  5,302,894
----------------------------------------------------------------------------------------------
                                        Massachusetts -- 2.2%
  1,000,000                     NR/NR   Massachusetts Development Finance
                                        Agency, 5.75%, 11/15/42                   $    539,900
  2,500,000                     NR/NR   Massachusetts Development Finance
                                        Agency, 7.25%, 6/1/16                        2,504,550
    500,000                     NR/NR   Massachusetts Development Finance
                                        Agency, 7.5%, 6/1/29                           486,430
  2,000,000                     NR/NR   Massachusetts Development Finance
                                        Agency, 7.875%, 6/1/44                       1,963,360
    500,000                    BBB/NR   Massachusetts Development Finance
                                        Agency, 8.0%, 4/15/39                          536,600
  1,750,000                     NR/NR   Massachusetts Development,
                                        5.5%, 11/15/22                               1,102,325
  3,000,000                     NR/NR   Massachusetts Development,
                                        5.75%, 11/15/35                              1,709,700
    880,000                     NR/NR   Massachusetts Development,
                                        7.625%, 10/15/37                               831,028

The accompanying notes are an integral part of these financial statements.

18     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

-------------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                        Massachusetts -- (continued)
  2,000,000                     NR/NR   Massachusetts State Development
                                        Finance Agency, 6.75%, 10/25/37              $  1,703,780
  3,500,000                     NR/NR   Massachusetts State Health,
                                        6.5%, 1/15/38                                   2,844,835
                                                                                     ------------
                                                                                     $ 14,222,508
-------------------------------------------------------------------------------------------------
                                        Maine -- 0.9%
  6,250,000                     NR/B2   Town of Rumford Maine,
                                        6.875%, 10/1/26                              $  6,095,188
-------------------------------------------------------------------------------------------------
                                        Michigan -- 7.3%
    160,000                     NR/NR   Doctor Charles Drew Academy,
                                        5.7%, 11/1/36                                $     98,074
  3,000,000                   BBB-/NR   Flint Michigan International Academy,
                                        5.75%, 10/1/37                                  2,372,790
  4,315,000                     NR/NR   Michigan Finance Authority,
                                        8.5%, 10/1/45                                   4,559,056
    500,000                   BBB-/NR   Michigan Public Educational Facilities
                                        Authority, 8.75%, 9/1/39                          537,425
    350,000                    BB+/NR   Michigan Public Educational Facilities,
                                        7.25%, 4/1/20                                     357,312
  2,020,000                    BB+/NR   Michigan Public Educational Facilities,
                                        8.0%, 4/1/40                                    2,031,393
  2,750,000                     NR/NR   Michigan State Hospital Finance Authority,
                                        5.5%, 11/15/35                                  2,142,828
  7,135,000                      A/A2   Michigan Strategic Fund, 6.75%, 3/1/40          6,942,284
  3,175,000                     NR/NR   Michigan Strategic Fund, 7.25%, 1/1/39          3,104,071
 37,285,000                    BBB/NR   Michigan Tobacco Settlement Finance,
                                        6.0%, 6/1/48                                   25,346,343
                                                                                     ------------
                                                                                     $ 47,491,576
-------------------------------------------------------------------------------------------------
                                        Minnesota -- 0.6%
  1,500,000                     NR/NR   City of Brooklyn Park, 9.25%, 3/1/39         $  1,623,945
  2,260,000                     NR/B2   City of International Falls Minnesota,
                                        6.85%, 12/1/29                                  2,192,494
                                                                                     ------------
                                                                                     $  3,816,439
-------------------------------------------------------------------------------------------------
                                        Missouri -- 1.4%
  2,000,000                     B+/Ba   City of Manchester Missouri,
                                        6.875%, 11/1/39                              $  1,942,540
  2,000,000                     BB/NR   Community Memorial Hospital District,
                                        6.68%, 12/1/34                                  1,967,000
  4,500,000                     NR/NR   Kirkwood Industrial, 8.25%, 5/15/45             4,530,735
    500,000                     NR/Ca   St. Louis Missouri Development Authority,
                                        7.2%, 12/15/28                                    256,705
  1,260,000                     NR/Ca   St. Louis Missouri Industrial Development
                                        Revenue, 7.25%, 12/15/35                          645,070
                                                                                     ------------
                                                                                     $  9,342,050
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     19

----------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                  Value
----------------------------------------------------------------------------------------------
                                        Nebraska -- 0.1%
  3,250,000                     NR/NR   Grand Island Nebraska Solid Waste,
                                        7.0%, 6/1/23                              $    899,958
----------------------------------------------------------------------------------------------
                                        New Jersey -- 4.8%
  5,035,000                      B/B3   New Jersey Economic Development
                                        Authority Special Facility Revenue,
                                        7.0%, 11/15/30                            $  5,036,007
  3,960,000                      B/B3   New Jersey Economic Development
                                        Authority, 6.25%, 9/15/19                    3,815,420
  6,080,000                      B/B3   New Jersey Economic Development
                                        Authority, 6.25%, 9/15/29                    5,669,722
  8,990,000                      B/B3   New Jersey Economic Development
                                        Authority, 6.4%, 9/15/23                     8,616,286
  6,000,000                     NR/NR   New Jersey Economic Development
                                        Authority, 6.625%, 1/1/37                    5,222,220
  8,400,000                      B/NR   Tobacco Settlement Financing Corp.,
                                        0.0%, 6/1/41                                   357,000
  4,125,000                  BB+/Baa3   Tobacco Settlement Financing Corp.,
                                        4.75%, 6/1/34                                2,510,021
     20,000                  BB-/Baa3   Tobacco Settlement Financing Corp.,
                                        5.0%, 6/1/41                                    11,971
                                                                                  ------------
                                                                                  $ 31,238,647
----------------------------------------------------------------------------------------------
                                        New Mexico -- 0.2%
  1,000,000                     NR/NR   County of Otero New Mexico, 8.25%,
                                        12/1/23                                   $    991,180
----------------------------------------------------------------------------------------------
                                        New York -- 8.5%
    285,000                     NR/NR   Dutchess County Industrial Development,
                                        7.25%, 3/1/19                             $    278,345
    965,000                     NR/NR   Dutchess County New York Industrial
                                        Development, 7.5%, 3/1/29                      912,350
  1,365,000                     NR/NR   Dutchess County New York Industrial
                                        Development, 7.5%, 3/1/29                    1,290,526
  1,795,000                     NR/NR   Erie County Industrial Development
                                        Agency, 9.25%, 10/1/30                       1,923,181
  8,000,000                     NR/NR   Erie County Industrial Development
                                        Agency, 9.25%, 10/1/30                       8,571,280
 10,000,000                     NR/NR   Erie County Industrial Development
                                        Agency, 9.25%, 10/1/30                      10,714,100
  5,750,000                     NR/NR   Erie County New York, 6.0%, 11/15/36         4,416,748
  3,000,000                     NR/NR   Nassau County Industrial Development,
                                        6.7%, 1/1/43                                 2,657,940
 17,750,000                    BB-/B1   New York City Industrial Development
                                        Agency, 5.25%, 12/1/32                      14,062,260

The accompanying notes are an integral part of these financial statements.

20     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

----------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                  Value
----------------------------------------------------------------------------------------------
                                        New York -- (continued)
  8,600,000                 CCC+/Caa2   New York City Industrial, 6.9%, 8/1/24    $  7,610,140
  3,650,000                   B-/Caa3   New York City Transportation Finance,
                                        5.125%, 5/15/30                              2,931,279
                                                                                  ------------
                                                                                  $ 55,368,149
----------------------------------------------------------------------------------------------
                                        Ohio -- 6.0%
 16,995,000                  BB-/Baa3   Buckeye Ohio Tobacco Settlement,
                                        6.5%, 6/1/47                              $ 12,356,045
 55,000,000                     NR/NR   Buckeye Tobacco Settlement Financing
                                        Authority, 0.0%, 6/1/47                      1,072,500
 15,140,000                  BB-/Baa3   Buckeye Tobacco Settlement Financing
                                        Authority, 5.875%, 6/1/47                   10,040,545
  5,000,000                   CCC+/B3   Cleveland Ohio Airport Revenue,
                                        5.375%, 9/15/27                              4,164,100
  6,015,000                   CCC+/B3   Cleveland Ohio Airport, 5.7%, 12/1/19        5,495,785
  3,000,000                 BBB+/Baa1   County of Butler Ohio, 5.75%, 11/1/40        2,606,940
  1,510,000                    B/Caa2   Ohio State Pollution Control Revenue,
                                        5.6%, 8/1/32                                 1,200,948
  1,020,000                    B/Caa2   Ohio State Pollution Control Revenue,
                                        5.65%, 3/1/33                                  827,516
  1,250,000                    B+/Ba3   State of Ohio, 5.75%, 4/1/35                 1,122,613
  1,065,000                     NR/NR   Tuscarawas County Ohio Hospital,
                                        6.35%, 11/1/37                                 585,324
                                                                                  ------------
                                                                                  $ 39,472,316
----------------------------------------------------------------------------------------------
                                        Oklahoma -- 0.0%
     85,000                     BB/NR   Jackson County Oklahoma Memorial
                                        Hospital, 7.3%, 8/1/15                    $     85,014
----------------------------------------------------------------------------------------------
                                        Pennsylvania -- 4.4%
  2,005,000                 CCC+/Caa3   Pennsylvania Economic Development,
                                        7.5%, 5//1/20                             $  1,953,652
  9,075,000                 CCC+/Caa3   Pennsylvania Economic Development,
                                        8.0%, 5/1/29                                 9,095,510
 20,800,000                    B/Caa2   Pennsylvania Economic Development
                                        Financing Authority, 6.0%, 6/1/31           17,949,984
                                                                                  ------------
                                                                                  $ 28,999,146
----------------------------------------------------------------------------------------------
                                        Puerto Rico -- 0.1%
 16,625,000                   AA-/Aa2   Puerto Rico Sales Tax Financing Corp.,
                                        0.0%, 8/1/56                              $    718,699
----------------------------------------------------------------------------------------------
                                        Rhode Island -- 0.3%
  2,100,000                     NR/NR   Central Falls Rhode Island Detention
                                        Facility Corp., 7.25%, 7/15/35            $  1,688,085
 17,200,000                      B/NR   Tobacco Settlement, 0.0%, 6/1/52               378,400
                                                                                  ------------
                                                                                  $  2,066,485
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     21

---------------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                       Value
---------------------------------------------------------------------------------------------------
                                        Texas -- 12.9%
  4,000,000                     CCC+/NR Alliance Airport Authority Texas,
                                        5.25%, 12/1/29                                 $  2,831,600
  1,305,000                     CCC-/Ca Brazos River Authority Texas,
                                        5.75%, 5/1/36                                     1,213,650
  1,000,000                     CCC+/B3 City of Houston Texas, 6.125%, 7/15/27              916,590
 18,435,000                     CCC+/NR Dallas-Fort Worth International Airport,
                                        5.5%, 11/1/30                                    13,507,325
  6,400,000  9.13             CCC+/Caa2 Dallas-Fort Worth Tex International Airport,
                                        Floating Rate Note, 5/1/29                        6,533,120
  4,205,000                   CCC+/Caa2 Dallas-Fort Worth Texas International
                                        Airport Revenue, 6.375%, 5/1/35                   3,297,183
    248,873                       NR/NR Gulf Coast Waste Disposal Authority Texas
                                        Revenue, 7.0%, 12/1/36                               14,310
  5,030,000                    BBB/Baa1 Harris County-Houston Sports Authority,
                                        0.0%, 11/15/25                                    1,523,386
 12,000,000                    BBB/Baa1 Harris County-Houston Sports Authority,
                                        0.0%, 11/15/28                                    2,848,800
  9,685,000                    BBB/Baa1 Harris County-Houston Sports Authority,
                                        0.0%, 11/15/31                                    1,784,364
  7,335,000                    BBB/Baa1 Harris County-Houston Sports Authority,
                                        0.0%, 11/15/32                                    1,194,651
  5,000,000                    BBB/Baa1 Harris County-Houston Sports,
                                        0.0%, 11/15/31                                      921,200
  5,000,000                    BBB/Baa1 Harris County-Houston, 0.0%, 11/15/27             1,243,750
 13,090,000                    BBB/Baa1 Harris County-Houston, 0.0%, 11/15/29             2,804,140
  6,825,000                       NR/NR HFDC of Central Texas, 7.75%, 11/15/44            6,261,323
  4,500,000                     CCC+/B3 Houston Texas Airport Revenue,
                                        6.75%, 7/1/29                                     4,380,615
  3,120,000                     CCC+/B3 Houston Texas Airport, 6.125%, 7/15/27            2,881,757
  2,640,000                       NR/NR Kinney County Public Facilities Corp.,
                                        7.0%, 11/1/25                                     2,518,613
  2,610,000                       B+/B1 Port of Bay City Authority, 6.5%, 5/1/26          2,608,434
  2,000,000                       BB/Ba Tarrant County Cultural Education,
                                        7.5%, 11/15/16                                    1,978,720
  1,775,000                       BB/NR Tarrant County Cultural Education,
                                        8.0%, 11/15/28                                    1,695,675
  2,250,000                       NR/NR Tarrant County Cultural Education,
                                        8.0%, 11/15/29                                    2,166,188
  2,000,000                       NR/NR Tarrant County Cultural Education,
                                        8.125%, 11/15/39                                  1,911,820
  8,000,000                       NR/NR Tarrant County Cultural Education,
                                        8.125%, 11/15/44                                  7,590,640
  5,000,000                       NR/NR Tarrant County Cultural Education,
                                        8.25%, 11/15/44                                   4,749,750

The accompanying notes are an integral part of these financial statements.

22     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

--------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount ($)   Rate (c)    Ratings                                                Value
--------------------------------------------------------------------------------------------
                                        Texas -- (continued)
  4,000,000                     NR/NR   Tarrant County Cultural Education,
                                        8.25%, 11/15/44                         $  3,877,840
  1,000,000                     CC/NR   Texas Midwest Public Facility Corp.,
                                        9.0%, 10/1/30                                927,070
                                                                                ------------
                                                                                $ 84,182,514
--------------------------------------------------------------------------------------------
                                        Utah -- 0.2%
  1,400,000                     NR/NR   Spanish Fork City Utah Charter, 5.7%,
                                        11/15/36 (144A)                         $  1,027,026
--------------------------------------------------------------------------------------------
                                        Virginia -- 3.9%
 53,095,000                     B+/NR   Tobacco Settlement Financing Corp.,
                                        0.0%, 6/1/47                            $    937,127
 42,740,000                  BB-/Baa3   Tobacco Settlement Financing Corp.,
                                        5.0%, 6/1/47                              24,802,022
                                                                                ------------
                                                                                $ 25,739,149
--------------------------------------------------------------------------------------------
                                        Washington -- 2.2%
  1,250,000                     NR/NR   Washington State Housing Finance,
                                        5.25%, 1/1/17                           $  1,015,800
 11,500,000                     NR/NR   Washington State Housing Finance,
                                        5.625%, 1/1/27                             7,779,520
  9,250,000                     NR/NR   Washington State Housing Finance,
                                        5.625%, 1/1/38                             5,610,125
                                                                                ------------
                                                                                $ 14,405,445
--------------------------------------------------------------------------------------------
                                        TOTAL MUNICIPAL BONDS
                                        (Cost $666,201,246)                     $639,988,688
--------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENT IN SECURITIES
                                        (Cost $666,201,246) (a)(b)              $639,988,688
--------------------------------------------------------------------------------------------
                                        OTHER ASSETS AND LIABILITIES            $ 14,496,922
--------------------------------------------------------------------------------------------
                                        TOTAL NET ASSETS                        $654,485,610
============================================================================================

NR     Not rated by either S&P or Moody's.

WR     Security rating withdrawn by either S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2011, the value of these securities amounted to $1,027,026 or 0.2% of total net assets.


The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     23

(a) At February 28, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $664,880,276 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 10,660,198
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (35,551,786)
                                                                                   ------------
       Net unrealized loss                                                         $(24,891,588)
                                                                                   ============

(b) The concentration of investments by type of obligation/market sector is as follows:


       Revenue Bonds:
       Health Revenue                                                      32.1%
       Transportation                                                      25.2
       Special Revenues                                                    12.7
       Various Revenues                                                    12.5
       Pollution Control Revenue                                            5.9
       Insured                                                              5.4
       Education                                                            3.3
       Housing                                                              2.4
       Reserves                                                             0.5
--------------------------------------------------------------------------------
                                                                          100.0%
================================================================================

(c) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(d)    Security is in default and is non-income producing.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2011 aggregated $403,295,856 and $293,146,040, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted
               prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                       Level 1      Level 2           Level 3      Total
--------------------------------------------------------------------------------
Municipal Bonds        $--          $639,988,688      $--          $639,988,688
--------------------------------------------------------------------------------
Total                  $--          $639,988,688      $--          $639,988,688
================================================================================

The accompanying notes are an integral part of these financial statements.

24     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Statement of Assets and Liabilities | 2/28/11 (unaudited)

ASSETS:
  Investment in securities, at value (cost $666,201,247)           $639,988,689
  Receivables --
   Investment securities sold                                            40,000
   Fund shares sold                                                   6,425,929
   Interest                                                          12,465,723
  Other                                                                  62,952
--------------------------------------------------------------------------------
     Total assets                                                  $658,983,293
--------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                         $  2,613,753
   Dividends                                                            994,660
  Due to bank                                                           728,669
  Due to affiliates                                                      95,989
  Accrued expenses                                                       64,612
--------------------------------------------------------------------------------
     Total liabilities                                             $  4,497,683
--------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                  $694,298,227
  Undistributed net investment income                                 1,144,957
  Accumulated net realized loss on investments                      (14,745,016)
  Net unrealized loss on investments                                (26,212,558)
--------------------------------------------------------------------------------
     Total net assets                                              $654,485,610
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $333,221,231/45,247,668 shares)                $       7.36
  Class C (based on $211,925,619/28,768,920 shares)                $       7.37
  Class Y (based on $109,338,760/15,007,341 shares)                $       7.29
MAXIMUM OFFERING PRICE:
  Class A ($7.36 [divided by] 95.5%)                               $       7.71
================================================================================

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     25

Statement of Operations (unaudited)

For the Six Months Ended 2/28/11

INVESTMENT INCOME:
  Interest                                                 $24,811,811
----------------------------------------------------------------------------------------
     Total investment income                                                $ 24,811,811
----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $ 1,560,963
  Transfer agent fees and expenses
   Class A                                                      47,563
   Class C                                                      27,494
   Class Y                                                       3,745
  Distribution fees
   Class A                                                     411,538
   Class C                                                   1,035,998
  Shareholder communications expense                           119,019
  Administrative fees                                          100,695
  Custodian fees                                                12,065
  Registration fees                                             46,212
  Professional fees                                             38,865
  Printing expense                                              20,611
  Fees and expenses of nonaffiliated trustees                   10,576
  Miscellaneous                                                 36,640
----------------------------------------------------------------------------------------
     Total expenses                                                         $  3,471,984
----------------------------------------------------------------------------------------
     Net expenses                                                           $  3,471,984
----------------------------------------------------------------------------------------
       Net investment income                                                $ 21,339,827
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments:                                         $ (3,670,450)
----------------------------------------------------------------------------------------
  Change in net unrealized loss on investments:                             $(48,331,021)
----------------------------------------------------------------------------------------
  Net loss on investments                                                   $(52,001,471)
----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $(30,661,644)
========================================================================================

The accompanying notes are an integral part of these financial statements.

26     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Statement of Changes in Net Assets

For the Six Months Ended 2/28/11 and the Year Ended 8/31/10, respectively

                                                         Six Months
                                                         Ended
                                                         2/28/11             Year Ended
                                                         (unaudited)         8/31/10
FROM OPERATIONS:
Net investment income                                    $ 21,339,827        $ 18,909,673
Net realized loss on investments                           (3,670,450)         (1,003,788)
Change in net unrealized gain (loss) on investments       (48,331,021)         30,875,626
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     $(30,661,644)       $ 48,781,511
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.26 and $0.55 per share, respectively)     $(11,129,206)       $(11,064,401)
   Class C ($0.23 and $0.48 per share, respectively)       (6,217,786)         (5,630,158)
   Class Y ($0.26 and $0.56 per share, respectively)       (3,333,732)         (1,816,573)
-----------------------------------------------------------------------------------------
     Total distributions to shareowners                  $(20,680,724)       $(18,511,132)
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $349,568,266        $563,773,504
Reinvestment of distributions                              15,862,115           8,094,759
Cost of shares repurchased                               (232,752,115)        (91,936,683)
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                  $132,678,266        $479,931,580
-----------------------------------------------------------------------------------------
   Net increase in net assets                            $ 81,335,898        $510,201,959
NET ASSETS:
Beginning of period                                       573,149,712          62,947,753
-----------------------------------------------------------------------------------------
End of period                                            $654,485,610        $573,149,712
-----------------------------------------------------------------------------------------
Undistributed net investment income                      $  1,144,957        $    485,854
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     27

                                  '11 Shares         '11 Amount          '10 Shares        '10 Amount
                                  (unaudited)        (unaudited)
Class A
Shares sold                           25,808,908     $196,852,045           41,790,571     $319,790,605
Reinvestment of distributions          1,181,921        9,036,333              677,973        5,187,450
Less shares repurchased              (20,801,279)    (157,529,118)          (9,011,504)     (69,015,829)
--------------------------------------------------------------------------------------------------------
   Net increase                        6,189,550     $ 48,359,260           33,457,040     $255,962,226
========================================================================================================
Class C
Shares sold                            9,729,932     $ 75,379,090           21,421,703     $163,353,586
Reinvestment of distributions            600,266        4,588,154              301,759        2,304,141
Less shares repurchased               (4,685,355)     (35,176,035)          (1,867,978)     (14,192,664)
--------------------------------------------------------------------------------------------------------
   Net increase                        5,644,843     $ 44,791,209           19,855,484     $151,465,063
========================================================================================================
Class Y
Shares sold                           10,246,438     $ 77,337,131           10,597,255     $ 80,629,313
Reinvestment of distributions            295,679        2,237,628               79,439          603,168
Less shares repurchased               (5,402,145)     (40,046,962)          (1,150,180)      (8,728,190)
--------------------------------------------------------------------------------------------------------
   Net increase                        5,139,972     $ 39,527,797            9,526,514     $ 72,504,291
========================================================================================================


The accompanying notes are an integral part of these financial statements.

28     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Financial Highlights

                                                           Six Months                                                  10/17/06 (a)
                                                           Ended          Year            Year           Year         (Commencement
                                                           2/28/11        Ended           Ended          Ended        of Operations)
                                                           (unaudited)    8/31/10         8/31/09        8/31/08      to 8/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $   7.97       $   6.84      $  8.70        $  9.72        $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:
 Net investment income                                       $   0.26       $   0.55      $  0.56        $  0.54        $  0.44
 Net realized and unrealized gain (loss)
  on investments                                                (0.61)          1.12        (1.86)         (1.01)         (0.29)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   from investment operations                                $  (0.35)      $   1.67      $ (1.30)       $ (0.47)       $  0.15
Distributions to shareowners:
 Net investment income                                          (0.26)         (0.55)       (0.56)         (0.55)         (0.43)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.61)      $   1.12      $ (1.86)       $ (1.02)       $ (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   7.36       $   7.97      $  6.84        $  8.70        $  9.72
====================================================================================================================================
Total return*                                                   (4.48)%        25.15%      (14.41)%        (4.95)%         1.45%***
Ratio of net expenses to average net assets+                     0.88%**        0.90%        0.90%          0.90%          0.90%**
Ratio of net investment income to average net assets+            6.97%**        7.08%        8.32%          5.92%          5.31%**
Portfolio turnover rate                                            93%**          15%          50%            59%           130%***
Net assets, end of period (in thousands)                     $333,221       $311,573      $38,312        $38,717        $16,637
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no
 reduction for fees paid indirectly:
 Net expenses                                                    0.88%**        0.95%        1.28%          1.21%          1.77%**
 Net investment income                                           6.97%**        7.03%        7.95%          5.61%          4.44%**
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                    0.88%**        0.90%        0.90%          0.90%          0.90%**
 Net investment income                                           6.97%**        7.08%        8.32%          5.92%          5.31%**
====================================================================================================================================

(a) Class A shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11    29



                                                               Six Months                                             10/17/06 (a)
                                                               Ended         Year           Year         Year         (Commencement
                                                               2/28/11       Ended          Ended        Ended        of Operations)
                                                               (unaudited)   8/31/10        8/31/09      8/31/08      to 8/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $   7.96      $   6.83       $   8.68     $   9.71     $  10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.24      $   0.49       $   0.50     $   0.46     $   0.36
 Net realized and unrealized gain (loss) on investments           (0.60)         1.12          (1.85)       (1.03)       (0.30)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment
   operations                                                  $  (0.36)     $   1.61       $  (1.35)    $  (0.57)    $   0.06
Distributions to shareowners:
 Net investment income                                            (0.23)        (0.48)         (0.50)       (0.46)       (0.35)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  (0.59)     $   1.13       $  (1.85)    $  (1.03)    $  (0.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   7.37      $   7.96       $   6.83     $   8.68     $   9.71
====================================================================================================================================
Total return*                                                     (4.60)%       24.11%        (15.17)%      (5.94)%       0.56%***
Ratio of net expenses to average net assets+                       1.64%**       1.69%          1.80%        1.80%        1.80%**
Ratio of net investment income to average net assets+              6.23%**       6.31%          7.44%        5.11%        4.35%**
Portfolio turnover rate                                              93%**         15%            50%          59%         130%***
Net assets, end of period (in thousands)                       $211,926      $184,068       $ 22,319     $ 20,915     $  6,445
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                      1.64%**      1.69%           1.98%        1.95%        2.72%**
 Net investment income                                             6.23%**      6.31%           7.26%        4.96%        3.43%**
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                      1.64%**      1.69%           1.80%        1.80%        1.80%**
 Net investment income                                             6.23%**      6.31%           7.44%        5.11%        4.35%**
====================================================================================================================================

(a) Class C shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

30    Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11


                                                               Six Months                                          10/17/06 (a)
                                                               Ended         Year        Year          Year        (Commencement
                                                               2/28/11       Ended       Ended         Ended       of Operations)
                                                               (unaudited)   8/31/10     8/31/09       8/31/08     to 8/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                           $   7.88      $  6.80     $    8.63     $  9.69     $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.27      $  0.57     $    0.55     $  0.53     $    0.42
 Net realized and unrealized gain (loss) on
  investments                                                     (0.60)        1.08         (1.83)      (1.05)        (0.30)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment
   operations                                                  $  (0.33)     $  1.65     $   (1.28)    $ (0.52)    $    0.12
Distributions to shareowners:
 Net investment income                                            (0.26)       (0.56)        (0.55)      (0.54)        (0.43)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  (0.59)     $  1.09     $   (1.83)    $ (1.06)    $   (0.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   7.29      $  7.88     $    6.80     $  8.63     $    9.69
====================================================================================================================================
Total return*                                                     (4.19)%      24.73%       (14.30)%     (5.45)%        1.12%***
Ratio of net expenses to average net assets+                       0.68%**      0.67%         0.99%       1.00%         1.23%**
Ratio of net investment income to average net assets+              7.21%**      7.32%         8.23%       5.80%         4.70%**
Portfolio turnover rate                                              93%**        15%           50%         59%          130%***
Net assets, end of period (in thousands)                       $109,339      $77,757     $   2,317     $ 1,142     $   1,080
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                      0.68%**      0.67%         1.04%       1.00%         2.11%**
 Net investment income                                             7.21%**      7.32%         8.18%       5.80%         3.82%**
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                      0.68%**      0.67%         0.99%       0.99%         1.23%**
 Net investment income                                             7.21%**      7.32%         8.23%       5.81%         4.70%**
====================================================================================================================================

(a) Class Y shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
*** Not annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

          Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11    31

Notes to Financial Statements | 2/28/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer High Income Municipal Fund (the Fund) is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund commenced operations on October 17, 2006. The investment objective of the Fund is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.


32     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required.

   Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At February 28, 2011 there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, exempt interest income, and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision


         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     33
   is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2010 was as follows:


--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Tax-exempt income                                                 $18,450,635
   Ordinary income                                                        60,497
--------------------------------------------------------------------------------
      Total                                                          $18,511,132
================================================================================

  The following shows the components of distributable earnings on a federal income tax-basis at August 31, 2010:


--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed tax exempt income                                $   1,916,454
   Capital loss carryforward                                        (10,374,270)
   Current year post October loss deferred                             (700,296)
   Current year dividend payable                                     (2,751,570)
   Unrealized appreciation                                           23,439,433
--------------------------------------------------------------------------------
      Total                                                       $  11,529,751
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax-basis adjustments on partnerships, the interest on defaulted bonds and the tax treatment of premium and amortization.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $148,523 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2011.


34     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $500 million; 0.475% of the next $500 million; and 0.45% of the excess over $1 billion. For the six months ended February 28, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.49% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent required to reduce the Fund's expenses to 0.90% and 1.80% of the average daily net assets attributable to Class A shares and Class C shares, respectively. These expense limitations are in effect through January 1, 2012 for Class A and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.


         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     35

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $30,283 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2011, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications
--------------------------------------------------------------------------------
 Class A                                                                $ 42,847
 Class C                                                                  34,202
 Class Y                                                                  41,970
--------------------------------------------------------------------------------
    Total                                                               $119,019
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $41,580 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2011.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $24,126 in distribution fees payable to PFD at February 28, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those


36     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11
shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2011, CDSCs in the amount of $308,799 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement.

For the six months ended February 28, 2011, the average daily amount of borrowings outstanding during the period was $3,721,442. The related weighted average annualized interest rate for the period was 1.54%, and the total interest expense on such borrowings was $42,401. As of February 28, 2011, there were no borrowings outstanding.


7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     37

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer High Income Municipal Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key


38     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11
investment and other personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2010, and in the fourth quintile of its Morningstar category for the three year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in


         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     39
the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that the Fund's expense ratio was less than one basis point higher than the median expense ratio of the Fund's peer group.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


40     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     41

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


42     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

                           This page for your notes.

         Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11     43

                           This page for your notes.

44     Pioneer High Income Municipal Fund | Semiannual Report | 2/28/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2011

* Print the name and title of each signing officer under his or her signature.